As filed with the Securities and Exchange Commission on
September 10, 2003

          U.S. SECURITIES AND EXCHANGE COMMISSION
                   WASHINGTON, D.C. 20549

                         FORM N-14

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 / X /

PRE-EFFECTIVE AMENDMENT NO.  1 / X /
                            ---

POST-EFFECTIVE AMENDMENT NO.__/    /

                  OPPENHEIMER GROWTH FUND
     (Exact Name of Registrant as Specified in Charter)

     6803 South Tucson Way, Centennial, Colorado 80112
          (Address of Principal Executive Offices)

                        303-768-3200
              (Registrant's Telephone Number)

                    Robert G. Zack, Esq.
          Senior Vice President & General Counsel
                   OppenheimerFunds, Inc.
        498 Seventh Avenue, New York, New York 10148
                       (212) 323-0250
          (Name and Address of Agent for Service)

  As soon as practicable after the Registration Statement
                     becomes effective.
       (Approximate Date of Proposed Public Offering)

Title of Securities Being Registered: Class A, Class B,
Class C, Class N and Class Y shares of Oppenheimer Growth
Fund.

It is proposed that this filing will become effective on
September 12, 2003 pursuant to Rule 488.

No filing fee is due because of reliance on Section 24(f)
of the Investment Company Act of 1940.
------------------------------------------------------------------------------
The Registrant  hereby amends the Registration  statement on such  date  or  dates  as  may be  necessary  to  delay  its effective  date  until the  Registrant  shall file a further amendment which  specifically  states that this Registration
Statement shall  thereafter  become  effective in accordance with  section  8(a) of the  Securities  Act of 1933 or until the  Registration  Statement shall become  effective on such date as the  Commission,  acting  pursuant to Section  8(a), shall determine.

             CONTENTS OF REGISTRATION STATEMENT

This Registration Statement contains the following pages
and documents:

Front Cover
Contents Page

Shareholder Letter - Incorporated by Reference to the
Initial Registration Statement to Registrant's Registration
Statement on Form N-14 (Reg. No. 333-107165), filed July
18, 2003.

Part A

Proxy Statement for Mercury Advisors Focus Growth Fund, a
Series of Oppenheimer Select Managers and the Prospectus
for Oppenheimer Growth Fund including Exhibit A - Agreement
and Plan of Reorganization between Mercury Advisors Focus
Growth Fund, a Series of Oppenheimer Select Managers and
Oppenheimer Growth Fund - Filed herewith.

Notice of Meeting: Incorporated by Reference to the
Registrant's Initial Registration Statement on Form N-14
(Reg. No. 333-107165), filed July 18, 2003.

Proxy Card: Filed herewith.

Voting  Instructions:   Incorporated  by  Reference  to  the
Registrant's  Initial  Registration  Statement  on Form N-14
(Reg. No. 333-107165), filed July 18, 2003.

Part B

Statement of Additional Information: Incorporated by
reference, in its entirety to Part B of Form N-14, filed
with the Registrant's Initial Registration Statement on
Form N-14 (Reg. No. 333-107165), filed July 18, 2003.

Part C

Other Information
Signatures
Exhibits

             MERCURY ADVISORS FOCUS GROWTH FUND,
          a Series of OPPENHEIMER SELECT MANAGERS
         6803 South Tucson Way, Centennial CO 80112
                       1.800.708.7780
         NOTICE OF SPECIAL MEETING OF SHAREHOLDERS
                         To Be Held
                      October 31, 2003

To the  Shareholders of Mercury  Advisors Focus Growth Fund,
a series of Oppenheimer Select Managers:

Notice  is  hereby  given  that  a  Special  Meeting  of the
Shareholders  of  Mercury  Advisors  Focus  Growth  Fund,  a
series  of  Oppenheimer  Select  Managers,  ("MAFG  Fund") a registered  management  investment company,  will be held at
6803 South  Tucson Way,  Centennial,  CO 80112 at 1:00 P.M.,
Mountain  time,  on October 31,  2003,  or any  adjournments thereof (the "Meeting"), for the following purposes:

1.    To approve  an  Agreement  and Plan of  Reorganization
between  MAFG  Fund and  Oppenheimer  Growth  Fund  ("Growth
Fund"),   and   the   transactions   contemplated   thereby,
including  (a) the  transfer  of all the  assets of  Mercury
Advisors  Focus  Growth Fund to Growth Fund in exchange  for
Class A,  Class B,  Class C,  Class N and  Class Y shares of
Growth Fund, (b) the  distribution of these shares of Growth
Fund to the  corresponding  Class A, Class B, Class C, Class
N  and  Class  Y  shareholders  of  MAFG  Fund  in  complete liquidation  of Mercury  Advisors  Focus Growth Fund and (c)
the  cancellation  of the  outstanding  shares  of MAFG Fund
(all of the foregoing being referred to as the "Proposal").

2.    To act upon such other  matters as may  properly  come
before the Meeting.

Shareholders  of record at the close of  business  on August
12,  2003 are  entitled  to notice  of,  and to vote at, the
Meeting.  The  Proposal  is  more  fully  discussed  in  the
Prospectus  and Proxy  Statement.  Please read it  carefully before telling us, through your proxy or in person,  how you wish  your  shares to be voted.  The  Board of  Trustees  of
Mercury  Advisors Focus Growth Fund, a series of Oppenheimer
Select   Managers   recommends   a  vote  in  favor  of  the
Proposal.  WE URGE YOU TO  MARK,  SIGN,  DATE,  AND MAIL THE
ENCLOSED PROXY PROMPTLY.

By Order of the Board of Trustees,
      Robert G. Zack, Secretary
      September 12, 2003
------------------------------------------------------------------------------
Shareholders  who do not  expect to attend the  Meeting  are requested to indicate  voting  instructions  on the enclosed proxy  and  to  mark,  date,  sign  and  return  it  in  the accompanying  postage-paid  envelope.  To avoid  unnecessary duplicate  mailings,  we ask your  cooperation  in  promptly mailing  your  proxy no  matter  how  large  or  small  your holdings may be.

                  Oppenheimer Growth Fund
         6803 South Tucson Way, Centennial CO 80112
                       1.800.708.7780

          COMBINED PROSPECTUS AND PROXY STATEMENT
                  DATED SEPTEMBER 12, 2003

    Acquisition of the Assets of Mercury Advisors Focus
                       Growth Fund,
          a series of Oppenheimer Select Managers

 By and in exchange for Class A, Class B, Class C, Class N
                   and Class Y shares of
                  Oppenheimer Growth Fund

      This combined  Prospectus and Proxy Statement solicits
proxies from the  shareholders of MAFG Fund to be voted at a
Special Meeting of  Shareholders  (the "Meeting") to approve
the    Agreement   and   Plan   of    Reorganization    (the
"Reorganization    Agreement")    and    the    transactions
contemplated  thereby  (the  "Reorganization")  between MAFG
Fund and Growth Fund.  This  combined  Prospectus  and Proxy
Statement  constitutes the Prospectus of Growth Fund and the
Proxy  Statement  of MAFG  Fund  filed on Form N-14 with the
Securities    and   Exchange    Commission    ("SEC").    If
shareholders  vote to approve the  Reorganization  Agreement and the Reorganization,  the net assets of MAFG Fund will be acquired by and in exchange for shares of Growth  Fund.  The
Meeting  will be held at the  offices  of  OppenheimerFunds,
Inc. at 6803 South Tucson Way, Centennial,  CO 80112 at 1:00
P.M.,  Mountain time, on October 31, 2003 or any adjournment thereof.  The Board of Trustees  of MAFG Fund is  soliciting these proxies on behalf of MAFG Fund.  This  Prospectus  and
Proxy  Statement  will first be sent to  shareholders  on or about September 12, 2003.

      If   the    shareholders    vote   to   approve    the
Reorganization  Agreement,  you will receive  Class A shares of  Growth  Fund  equal  in  value  to the  value  as of the business  day  preceding  the Closing  Date (as such term is defined in the Reorganization Agreement,  attached hereto as
Exhibit A) of the  Reorganization  (the "Valuation Date") of
your Class A shares of MAFG  Fund;  Class B shares of Growth
Fund  equal in value to the value as of the  Valuation  Date of your  Class B shares  of MAFG  Fund;  Class C  shares  of
Growth Fund equal in value to the value as of the  Valuation
Date of your Class C shares of MAFG Fund;  Class N shares of
Growth Fund equal in value to the value as of the  Valuation
Date of your  Class N  shares  of  MAFG  Fund;  and  Class Y shares of Growth  Fund equal in value to the value as of the
Valuation  Date of your  Class Y shares of MAFG  Fund.  MAFG
Fund will then be  liquidated  and  de-registered  under the
Investment  Company  Act of 1940  (the  "Investment  Company
Act").

      Growth Fund's investment  objective is to seek capital
appreciation.  Growth Fund invests  mainly in common  stocks of  growth  companies.  Growth  Fund  currently  focuses  on stocks  of  companies  having  a large  or  mid-size  market capitalization,  but this focus could change over time.  The
Fund  can  invest  in   domestic   companies   and   foreign
companies,  although most of its  investments  are in stocks of U.S.  companies.  Normally the Fund invests in between 20
- 60 companies  across  relatively  few  industries to focus the portfolio.

      This Prospectus and Proxy Statement gives  information
about  Class A, Class B, Class C, Class N and Class Y shares of Growth Fund that you should know  before  investing.  You should  retain  it for  future  reference.  A  Statement  of
Additional   Information   relating  to  the  Reorganization
described  in this  Prospectus  and Proxy  Statement,  dated
September  12,  2003  (the  "Proxy  Statement  of  Additional
Information")   has  been  filed  with  the  Securities  and
Exchange  Commission  ("SEC")  as part  of the  Registration
Statement on Form N-14 (the  "Registration  Statement")  and
is  incorporated  herein  by  reference.  You may  receive a copy free of charge by written  request to  OppenheimerFunds
Services (the  "Transfer  Agent") at P.O. Box 5270,  Denver,
Colorado,   80217  or  by  calling  the   toll-free   number
1.800.708.7780.    The   Proxy   Statement   of   Additional
Information   incorporates   by  reference   the   following
documents:   (i)  audited   financial   statements  for  the
12-month   period  ended  August  31,  2002  and   unaudited
financial   statements   for  the  six-month   period  ended
February  28, 2003 of Growth Fund;  (ii)  audited  financial statements  for the 12-month  period ended November 30, 2002 and  unaudited  financial  statements  for  the  sixth-month period ended May 31, 2003 of MAFG Fund;  (iii) Growth Fund's
Statement of Additional  Information dated October 23, 2002, revised February 12, 2003,  supplemented  July 18, 2003; and
(iv) a Prospectus  for MAFG Fund,  dated March 28, 2003,  as supplemented  May 7, 2003 and May 19, 2003 and the Statement of  Additional  Information  for MAFG Fund  dated  March 28,
2003.

      The  Prospectus of Growth Fund dated October 23, 2002,
as  supplemented  May 1,  2003,  is  enclosed  herewith  and considered  a part of this  Prospectus  and Proxy  Statement and is  intended  to  provide  you  with  information  about
Growth Fund.

      The following  documents  have been filed with the SEC
and are  available  without  charge upon written  request to
OppenheimerFunds  Services  (the  "Transfer  Agent")  or  by
calling the toll-free  number shown above:  (i) a Prospectus for MAFG Fund,  dated March 28, 2003, as supplemented May 7,
2003  and May  19,  2003;  (ii) a  Statement  of  Additional
Information  for MAFG Fund,  dated March 28, 2003; and (iii)
a  Statement  of  Additional  Information  for Growth  Fund,
dated  October 23,  2002,  revised  February  12,  2003,  as supplemented July 18, 2003.

Mutual fund shares are not  deposits or  obligations  of any bank,  and are not  insured  or  guaranteed  by the  Federal
Deposit Insurance  Corporation or any other U.S.  government
agency.   Mutual  fund  shares  involve   investment   risks
including the possible loss of principal.

As with  all  mutual  funds,  the SEC  has not  approved  or disapproved  these securities or passed upon the adequacy of this Prospectus and Proxy Statement.  Any  representation to the contrary is a criminal offense.

This  Prospectus and Proxy  Statement is dated  September 12,
2003.

                     TABLE OF CONTENTS
          COMBINED PROSPECTUS AND PROXY STATEMENT

                                                        Page
                                                        ----
SYNOPSIS
   What am I being asked to vote on?.........................................................
   What   are   the   general   tax   consequences   of  the
Reorganization?........................
COMPARISONS OF SOME IMPORTANT FEATURES
   How do the  investment  objectives  and  policies  of the
Funds compare?...............
   Who manages the Funds?.....................................................................
   What are the fees and  expenses  of each  Fund and  those
expected after the
      Reorganization?.............................................................................
   Where can I find  more  financial  information  about the
Funds?...........................
   What are the  capitalizations of the Funds and what would
the capitalizations be after the
     Reorganization?..............................................................................
   How have the Funds performed?.............................................................
   What   are   other   Key    Features    of   the   Funds?
..................................................
         Investment Management and Fees...................................................
         Transfer     Agency    and     Custody     Services
   .............................................
         Distribution Services...................................................................
         Purchases,   Redemptions,   Exchanges   and   other
   Shareholder Services..........
         Dividends and Distributions..........................................................
WHAT ARE THE  PRINCIPAL  RISKS OF AN INVESTMENT IN MAFG FUND
AND GROWTH FUND?..........................
REASONS FOR THE REORGANIZATION
INFORMATION ABOUT THE REORGANIZATION
   How   will   the    Reorganization    be   Carried   Out?
..................................................
   Who  will  pay  the   Expenses  of  the   Reorganization?
...........................................
   What  are the  Tax  Consequences  of the  Reorganization?
.....................................
   What  should  I know  about  Class A,  Class B,  Class C,
Class N and Class Y shares of
      each Fund?...................................................................................
COMPARISON OF INVESTMENT OBJECTIVES AND POLICIES
   Are  there  any  significant   differences   between  the
investment objectives and strategies of
      the Funds?.....................................................................................
   What are the Main Risks  Associated with an Investment in
the Funds?.....................
   How   do   the   Investment   Policies   of   the   Funds
compare?..................................
   What are the Fundamental  Investment  Restrictions of the
Funds?........................
   How do the Account Features and Shareholder  Services for
the Funds Compare?....
         Investment Management............................................................
         Distribution..............................................................................
         Purchases and Redemptions..........................................................
         Shareholder Services..................................................................
         Dividends and Distributions.........................................................
VOTING INFORMATION
   How   many   votes   are   necessary   to   approve   the
Reorganization Agreement?...........
   How  do  I  ensure  my  vote  is   accurately   recorded?
..........................................
   Can I revoke my proxy?.....................................................................
   What other  matters  will be voted  upon at the  Meeting?
..................................
   Who is entitled to vote?......................................................................
   What other solicitations will be made?....................................................
   Are there any appraisal rights?.............................................................
INFORMATION ABOUT GROWTH FUND
INFORMATION ABOUT MAFG FUND
PRINCIPAL SHAREHOLDERS
Exhibit A - Agreement and Plan of  Reorganization  by and
between  Mercury  Advisors Focus Growth Fund, a series of
Oppenheimer Select Managers and Oppenheimer Growth Fund
Enclosures:
Prospectus of Oppenheimer Growth Fund dated October 23,
2002, as supplemented May 1, 2003.
Semi-Annual Report of Oppenheimer Growth Fund dated
February 28, 2003 (available without charge upon request,
by calling 1.800.708.7780)

                          SYNOPSIS

      This  is  only  a  summary  and  is  qualified  in its
entirety by the more  detailed  information  contained in or incorporated  by  reference  in this  Prospectus  and  Proxy
Statement  and  by the  Reorganization  Agreement  which  is
attached  as  Exhibit  A.   Shareholders   should  carefully
review  this   Prospectus   and  Proxy   Statement  and  the
Reorganization   Agreement   in  their   entirety   and,  in
particular,  the  current  Prospectus  of Growth  Fund which accompanies  this  Prospectus  and  Proxy  Statement  and is incorporated herein by reference.

      If    shareholders    of   MAFG   Fund   approve   the
Reorganization,   the  net  assets  of  MAFG  Fund  will  be
transferred  to Growth Fund,  in exchange for an equal value of shares of Growth  Fund.  The  shares of Growth  Fund will then be distributed to MAFG Fund  shareholders and MAFG Fund will be liquidated.  As a result of the Reorganization,  you will cease to be a shareholder  of MAFG Fund and will become a  shareholder  of  Growth  Fund.  For  federal  income  tax purposes,  the holding  period of your MAFG Fund shares will be  carried  over  to the  holding  period  for  shares  you
receive  in  connection   with  the   Reorganization.   This
exchange  will  occur on the  Closing  Date (as such term is
defined  in  the  Agreement   and  Plan  of   Reorganization
attached hereto as Exhibit A) of the Reorganization.

What am I being asked to vote on?

      Your  Fund's  administrator,   OppenheimerFunds,  Inc.
("OFI" or  "Manager"),  proposed  to the Board of Trustees a reorganization  of your  Fund,  MAFG  Fund,  with  and  into
Growth  Fund so that  shareholders  of MAFG Fund may  become shareholders of a  substantially  larger fund advised by the
same  investment   advisor  with  generally  more  favorable
long-term   performance,   and  investment   objectives  and
policies  similar to those of their current Fund.  The Board considered the  differences in investment  focus,  discussed
below.   The  Board  also   considered  the  fact  that  the
surviving   fund  has  the   potential   for  lower  overall
operating expenses.  In addition,  the Board considered that both  Funds  have  Class A,  Class B,  Class C,  Class N and
Class  Y  shares  offered  under   identical   sales  charge
arrangements.   The   Board   also   considered   that   the
Reorganization  would  be  a  tax-free  reorganization,  and there  would be no sales  charge  imposed in  effecting  the
Reorganization.   In   addition,   due  to  the   relatively
moderate  costs of the  Reorganization,  the  Boards of both
Funds concluded that neither Fund would experience  dilution as a result of the Reorganization.

      A  reorganization  of MAFG Fund  with and into  Growth
Fund is  recommended  by the OFI based on the fact that both funds  have  similar  investment  practices  and  relatively similar investment strategies.

      At a  meeting  held on April  28,  2003,  the Board of
Trustees of MAFG Fund approved a reorganization  transaction that  will,  if  approved  by  shareholders,  result  in the transfer of the net assets of MAFG Fund to Growth  Fund,  in exchange  for an equal value of shares of Growth  Fund.  The shares of Growth Fund will then be  distributed to MAFG Fund
shareholders   and   MAFG   Fund   will    subsequently   be
liquidated.  As a  result  of the  Reorganization,  you will cease to be a  shareholder  of MAFG  Fund and will  become a shareholder  of Growth  Fund.  This  exchange  will occur on the Closing Date of the Reorganization.

      Approval of the Reorganization  means you will receive
Class A shares  of Growth  Fund  equal in value to the value as of the  Valuation  Date of your  Class A  shares  of MAFG
Fund;  Class B shares of Growth  Fund  equal in value to the value as of the  Valuation  Date of your  Class B shares  of
MAFG Fund;  Class C shares of Growth  Fund equal in value to the value as of the  Valuation  Date of your  Class C shares of MAFG Fund;  Class N shares of Growth  Fund equal in value to the  value  as of the  Valuation  Date  of  your  Class N shares of MAFG  Fund;  and  Class Y shares  of  Growth  Fund equal  in  value as of the  Valuation  Date of your  Class Y shares of MAFG Fund.  The shares you receive  will be issued at net asset value  without a sales charge or the payment of a  contingent  deferred  sales charge  ("CDSC")  although if your shares of MAFG Fund are subject to a CDSC,  your Growth
Fund  shares  will  continue  to be subject to the same CDSC applicable  to your shares and the period  during  which you held your MAFG Fund  shares  will carry over to your  Growth
Fund shares for  purposes of  determining  the CDSC  holding period.

      For the  reasons  set  forth in the  "Reasons  for the
Reorganization"  section  below,  the Board of MAFG Fund has determined that the  Reorganization is in the best interests of the shareholders of MAFG Fund.

       THE BOARD OF TRUSTEES RECOMMENDS THAT YOU VOTE
    TO APPROVE THE AGREEMENT AND PLAN OF REORGANIZATION

What are the general tax consequences of the Reorganization?

      It is expected that  shareholders of MAFG Fund who are
U.S.  citizens  will  not  recognize  any  gain or loss  for federal income tax purposes,  as a result of the exchange of
their  shares  for  shares  of  Growth  Fund.   You  should,
however,  consult your tax advisor  regarding the effect, if any,  of the  Reorganization  in  light  of your  individual circumstances.  You should  also  consult  your tax  advisor
about  state  and  local  tax   consequences.   For  further
information    about   the   tax    consequences    of   the
Reorganization,   please  see  the  "Information  About  the
Reorganization  -  What  are  the  Tax  Consequences  of the
Reorganization?"

           Comparisons of Some Important Features

How do the investment objectives and policies of the Funds
compare?

      Both  Funds  have   similar   investment   objectives.
Through its  master/feeder  structure  described below, MAFG
Fund seeks long-term capital  appreciation while Growth Fund seeks capital appreciation.

      In  seeking  its  investment   objective,   MAFG  Fund
invests all of its assets in the Master  Focus  Twenty Trust
(the "Master  Fund"),  a mutual fund that has the same goals as the Fund.  The  Master  Fund  invests at least 65% of its
total   assets  in  equity   securities.   The  Master  Fund
normally  invests  in 20 to 30  companies  having  a  market capitalization  greater  than $5  billion.  All  investments are made by the Master  Fund.  This  structure  is sometimes referred  to as a  "master/feeder"  structure.  Growth  Fund normally invests in the common stocks of "growth  companies"
currently  focusing on stocks of between 20 and 60 companies having a  market  capitalization  of $2  billion  and  above across  relatively few  industries.  Currently,  the Manager
implements   that   investment   approach  by  looking  for:
companies that have  exceptional  revenue growth,  companies with  above-average  earnings  growth,  companies  that  can
sustain   exceptional   revenue  and  earnings   growth  and
companies  that  are well  established  as  leaders  in high growth markets.

      Please refer to the  Semi-Annual and Annual Reports of
both Funds for a complete  listing  of the  investments  for each Fund.

Who Manages the Funds?

      The day-to-day  management of the business and affairs
of Growth Fund is the  responsibility  of the Manager.  Fund
Asset Management  L.P., doing business as Mercury  Advisors, the  investment  adviser to the Master Fund (the  "Adviser")
handles the  day-to-day  portfolio  management of the Master
Fund  which MAFG Fund  invests.  OFI  maintains  certain
books  and  records  on  behalf  of MAFG  Fund and  prepares certain  reports  pursuant  to an  Administrative  Agreement with the  Master  Fund on behalf of MAFG Fund.  Growth  Fund is an open-end,  diversified  management  investment company with an unlimited number of authorized  shares of beneficial interest.  It was  organized  as a Maryland  corporation  in
1972 and  reorganized as a  Massachusetts  business trust in
July 1988.  MAFG  Fund,  is a series of  Oppenheimer  Select
Managers,    an   open-end,    non-diversified    management
investment  company with an unlimited  number of  authorized shares of beneficial  interest  organized as a Massachusetts
business   trust  on  November   10,   2000.   It  commenced
operations  on February  16,  2001.  Both Funds are governed by a Board of Trustees which is  responsible  for protecting the  interests  of  shareholders  under  Massachusetts  law.
Both Funds are located at 6803 S.  Tucson  Way,  Centennial,
CO 80112.

      The Manager,  located at 498 Seventh Avenue, New York,
New York 10018,  acts as investment  advisor to Growth Fund.
MAFG Fund is  managed  by the  Adviser,  which is located at
800 Scudders Road, Plainsboro, NJ  08536.

      The  portfolio   manager  for  Growth  Fund  is  Bruce
Bartlett.  Mr.  Bartlett is a Vice President of the Fund and
a Senior  Vice  President  of the Manager and is a portfolio manager of other Oppenheimer  funds. Mr. Bartlett became the
Fund's portfolio  manager in December 1998. Prior to joining
the  Manager  in  April  1995,  Mr.   Bartlett  was  a  Vice
President  and  Senior  Portfolio   Manager  with  First  of
America Investment Corporation.

      The  portfolio  manager  of MAFG  Fund is  Michael  S.
Hahn,  who is  employed  by the  Advisor.  Mr. Hahn has been the  portfolio  manager of MAFG Fund and of the Master  Fund since  November  2001.  He has been a  portfolio  manager of
Merrill  Lynch  Investment  managers  since  2000 and was an associated  portfolio  manager from 1999-2000.  Mr. Hahn was a  portfolio  manager  and  analyst  for the PBHG  family of mutual funds from 1996-1999.

      Additional   information   about  the  Funds  and  the
Manager  is set forth  below in  "Comparison  of  Investment
Objectives and Policies."

What are the  Fees  and  Expenses  of each  Fund  and  those expected after the Reorganization?

      MAFG  Fund  and  Growth  Fund  each pay a  variety  of
expenses directly for administration,  distribution of their shares and other  services  and in the case of Growth  Fund, management  of  assets.  MAFG Fund pays  indirectly  through its  investment  in the Master  Fund for  management  of its assets.  Those  expenses  are  subtracted  from each  Fund's assets to  calculate  the Fund's net asset  value per share.
Shareholders  pay these  expenses  indirectly.  Shareholders for both Funds pay other  expenses  directly,  such as sales charges.
      The   following   tables  are  provided  to  help  you
understand  and compare the fees and  expenses of  investing in  shares  of MAFG  Fund  with  the fees  and  expenses  of investing in shares of Growth Fund.  The pro forma  expenses of  the  surviving  Growth  Fund  show  what  the  fees  and expenses  are  expected  to be after  giving  effect  to the
Reorganization.

                    PRO FORMA FEE TABLE
           For the 12 month period ended 3/31/03

----------------------------------------------------------------------------------
                                                                Pro Forma
                               MAFG Fund        Growth Fund     Surviving Growth
                               Class A shares   Class A Shares  Fund
                                                                Class A shares
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Shareholder Transaction Expenses (charges paid directly from a shareholder's investment):
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Maximum Sales Charge (Load)         5.75%            5.75%            5.75%
on purchases (as a % of
offering price)
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Maximum Deferred Sales Charge
(Load) (as a % of the lower
of the original offering            None 1          None 1           None 1
price or redemption proceeds)
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Annual Fund Operating Expenses (deducted from Fund assets) (as a percentage of average daily net assets)
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Management Fees                     0.60%            0.65%            0.65%
----------------------------------------------------------------------------------
Distribution and/or Service         0.25%            0.23%            0.23%
(12b-1) Fees
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Other Expenses5                     1.58%            0.46%            0.46%
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Total Annual Operating              2.43%            1.34%            1.34%
Expenses
----------------------------------------------------------------------------------

----------------------------------------------------------------------------------
                                                                Pro Forma
                               MAFG Fund        Growth Fund     Surviving
                               Class B shares   Class B Shares  Growth Fund
                                                                Class B shares
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Shareholder Transaction Expenses (charges paid directly from a shareholder's investment):
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Maximum Sales Charge (Load)          None            None             None
on purchases (as a % of
offering price)
----------------------------------------------------------------------------------
Maximum Deferred Sales Charge
(Load) (as a % of the lower
of the original offering             5%2              5%2              5%2
price or redemption proceeds)
----------------------------------------------------------------------------------
Annual Fund Operating Expenses (deducted from Fund assets) (as a percentage of average daily net assets)
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Management Fees                     0.60%            0.65%            0.65%
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Distribution and/or Service         1.00%            1.00%            1.00%
(12b-1) Fees
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Other Expenses5                     1.61%            0.47%            0.47%
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Total Annual Operating              3.21%            2.12%            2.12%
Expenses
----------------------------------------------------------------------------------

----------------------------------------------------------------------------------
                                                                Pro Forma
                               MAFG Fund        Growth Fund     Surviving Growth
                               Class C Shares   Class C Shares  Fund
                                                                Class C Shares
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Shareholder Transaction Expenses (charges paid directly from a shareholder's investment):
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Maximum Sales Charge (Load)
on purchases (as a % of              None            None             None
offering price)
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Maximum Deferred Sales Charge
(Load) (as a % of the lower          1%3              1%3              1%3
of the original offering
price or redemption proceeds)
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Annual Fund Operating Expenses (deducted from Fund assets) (as a percentage of average daily net assets)
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Management Fees                     0.60%            0.65%            0.65%
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Distribution and/or Service         1.00%            1.00%            1.00%
(12b-1) Fees
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Other Expenses5                     1.71%            0.45%            0.45%
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Total Annual Operating              3.31%            2.10%            2.10%
Expenses
----------------------------------------------------------------------------------

----------------------------------------------------------------------------------
                                                                Pro Forma
                               MAFG Fund        Growth Fund     Surviving Growth
                               Class N shares   Class N Shares  Fund
                                                                Class N shares
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Shareholder Transaction Expenses (charges paid directly from a shareholder's investment):
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Maximum Sales Charge (Load)          None            None             None
on purchases (as a % of
offering price)
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Maximum Deferred Sales Charge
(Load) (as a % of the lower
of the original offering             1%4              1%4              1%4
price or redemption proceeds)
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Annual Fund Operating Expenses (deducted from Fund assets) (as a percentage of average daily net assets)
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Management Fees                     0.60%            0.65%            0.65%
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Distribution and/or Service         0.50%            0.50%            0.50%
(12b-1) Fees
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Other Expenses5                     2.02%            0.11%            0.11%
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Total Annual Operating              3.12%            1.26%            1.26%
Expenses
----------------------------------------------------------------------------------

----------------------------------------------------------------------------------
                                                                Pro Forma
                               MAFG Fund        Growth Fund     Surviving Growth
                               Class Y Shares   Class Y Shares  Fund
                                                                Class Y Shares
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Shareholder Transaction Expenses (charges paid directly from a shareholder's investment):
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Maximum Sales Charge (Load)          None            None             None
on purchases (as a % of
offering price)
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Maximum Deferred Sales Charge
(Load) (as a % of the lower
of the original offering             None            None             None
price or redemption proceeds)
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Annual Fund Operating Expenses (as a percentage of average daily net assets)
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Management Fees                     0.60%            0.65%            0.65%
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Distribution and/or Service          N/A              N/A              N/A
(12b-1) Fees
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Other Expenses5                     7.99%            0.53%            0.53%
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Total Annual Operating              8.59%            1.18%            1.18%
Expenses
----------------------------------------------------------------------------------
1. A  contingent   deferred   sales  charge  may  apply  to
   redemptions   of  investments  of  $1  million  or  more
   ($500,000
   for  retirement  plan  accounts) of Class A shares.  See
   "How to Buy Shares" in each Fund's Prospectus.
2. Applies  to  redemptions  within  the first  year  after
   purchase.   The   contingent   deferred   sales   charge
   declines  to 1% in the  sixth  year  and  is  eliminated
   after that.
3.    Applies  to  shares   redeemed  within  12  months  of
   purchase.
4.    Applies  to  shares   redeemed  within  18  months  of
   retirement plan's first purchase of Class N shares.
5.    Expenses may vary in future  years.  "Other  Expenses"
   include  transfer agent fees and  custodial,  accounting
   and legal  expenses.  For MAFG  Fund,  "Other  Expenses"
   also  include  administration  fees  paid to the OFI and
   the  Fund's  pro  rata  share  of  the  expenses  of the
   Master  Fund.  "Other  Expenses"  are  based  on,  among
   other  things,  the fees the  Funds  would  have paid if
   the  transfer  agent had not waived a portion of its fee
   under a  voluntary  undertaking  to the  Funds  to limit
   these  fees to 0.35% of  average  daily net  assets  per
   fiscal  year for all  classes.  After that  waiver,  the
   actual  "Other  Expenses"  and "Total  Annual  Operating
   Expenses"  for  Growth  Fund  were  0.42%  and 1.30% for
   Class A shares,  0.45% and 2.10% for Class B shares  and
   0.45% and  1.10%  for Class Y shares.  Class C and Class
   N shares were  unchanged.  "Other  Expenses"  and "Total
   Annual  Operating  Expenses"  for MAFG Fund were further
   reduced by a  voluntary  expense  assumption  undertaken
   by  OFI.  With  that  expense  assumption  and  the
   transfer   agent   waiver,   "Total   Annual   Operating
   Expenses"  for MAFG Fund were  1.72% for Class A shares,
   2.46%  for  Class B  shares,  2.48%  for Class C shares,
   1.97%  for  Class  N  shares   and  0.81%  for  Class  Y
   shares.  After the waiver,  the actual "Other  Expenses"
   and "Total  Annual  Operating  Expenses" as  percentages
   of average  daily net assets for the combined  fund were
   0.42% and  1.30%  for  Class A  shares,  0.45% and 2.10%
   for  Class B shares  and  0.45%  and  1.10%  for Class Y
   shares.  Class C and Class N shares were unchanged.

      The  management  fee  listed  for MAFG Fund is the fee
paid by the  Master  Fund and  incurred  indirectly  by MAFG
Fund.  MAFG Fund does not pay a  management  fee directly to the  Adviser.  The Adviser has  entered  into a  contractual arrangement  with  the  Master  Fund  to  provide  that  the management  fee for the  Master  Fund,  when  combined  with administrative  fees of  certain  funds  that  invest in the
Master  Fund  (other  than  this  Fund),  will not  exceed a
specific   amount.   As  a   result   of  this   contractual
arrangement the Adviser currently  receives  management fees of 0.60% of the  average  daily  net  assets  of the  Master
Fund.   This   arrangement   has  a  one-year  term  and  is
renewable.
------------------------------------------------------------

Examples

      These  examples below are intended to help you compare
the  cost  of  investing  in  each  Fund  and  the  proposed surviving  Growth  Fund.  These  examples  assume  that  you invest  $10,000  in a class of shares  for the time  periods indicated,  an  annual  return  for each  class  of 5%,  the operating  expenses described above and reinvestment of your dividends and distributions.

      Your  actual  costs  may be  higher  or lower  because
expenses will vary over time.  For each $10,000  investment, you would pay the following  projected  expenses if you sold your  shares  after the  number of years  shown or held your shares  for the  number of years  shown  without  redeeming, according to the following examples.

                  12 Months Ended 3/31/03
                  -----------------------

                         MAFG Fund
--------------------------------------------------------------------------------
If shares are redeemed:     1 year       3 years       5 years       10 years
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Class A                      $807        $1,289         $1,796        $3,182
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Class B                      $824        $1,289         $1,878        $3,1701
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Class C                      $434        $1,018         $1,726        $3,604
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Class N                      $415         $ 963         $1,635        $3,430
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Class Y                      $844        $2,042         $3,527        $6,796
--------------------------------------------------------------------------------

------------------------------------------------------------
                         MAFG Fund
--------------------------------------------------------------------------------
If   shares    are   not    1 year       3 years       5 years       10 years
redeemed:
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Class A                      $807        $1,289         $1,796        $3,182
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Class B                      $324         $ 989         $1,678        $3,1701
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Class C                      $334        $1,018         $1,726        $3,604
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Class N                      $315         $ 963         $1,635        $3,430
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Class Y                      $844        $2,042         $3,527        $6,796
--------------------------------------------------------------------------------

                        Growth Fund
--------------------------------------------------------------------------------
If shares are redeemed:     1 year       3 years       5 years       10 years
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Class A                      $704         $975          $1,267        $2,095
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Class B                      $715         $964          $1,339        $2,0701
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Class C                      $313         $658          $1,129        $2,431
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Class N                      $228         $400          $ 692         $1,523
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Class Y                      $120         $375          $ 649         $1,432
--------------------------------------------------------------------------------

                        Growth Fund
--------------------------------------------------------------------------------
If   shares    are   not    1 year       3 years       5 years       10 years
redeemed:
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Class A                      $704         $975          $1,267        $2,095
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Class B                      $215         $664          $1,139        $2,0701
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Class C                      $213         $658          $1,129        $2,431
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Class N                      $128         $400          $ 692         $1,523
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Class Y                      $120         $375          $ 649         $1,432
--------------------------------------------------------------------------------

              Pro Forma Surviving Growth Fund
--------------------------------------------------------------------------------
If shares are redeemed:     1 year       3 years       5 years       10 years
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Class A                      $704         $975          $1,267        $2,095
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Class B                      $715         $964          $1,339        $2,0701
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Class C                      $313         $658          $1,129        $2,431
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Class N                      $228         $400          $ 692         $1,523
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Class Y                      $120         $375          $ 649         $1,432
--------------------------------------------------------------------------------
              Pro Forma Surviving Growth Fund
--------------------------------------------------------------------------------
If   shares    are   not    1 year       3 years       5 years       10 years
redeemed:
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Class A                      $704         $975          $1,267        $2,095
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Class B                      $215         $664          $1,139        $2,0701
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Class C                      $213         $658          $1,129        $2,431
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Class N                      $128         $400          $ 692         $1,523
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Class Y                      $120         $375          $ 649         $1,432
--------------------------------------------------------------------------------
In the "If shares are redeemed"  examples,  expenses  include the  initial  sales  charge  for  Class A and the  applicable
Class  B,  Class  C or  Class  N  contingent  deferred  sales charge.  In the "If shares are not  redeemed"  examples,  the
Class A  expenses  include  the  sales  charge,  but Class B,
Class C and Class N expenses do not  include  the  contingent deferred  sales  charges.  There is no sales  charge on Class
Y shares.
1 Class B  expenses  for  years 7  through  10 are  based  on
Class  A  expenses,   since  Class  B  shares   automatically
convert to Class A after 6 years.
-------------------------------------------------------------

Where can I find more financial information about the Funds?

      Performance  information for both Growth Fund and MAFG
Fund  is set  forth  in each  Fund's  Prospectus  under  the
section  "The  Fund's  Past   Performance."   Growth  Fund's
Prospectus  accompanies  this Prospectus and Proxy Statement and is incorporated by reference.

      The   financial   statements   of   Growth   Fund  and
additional  information  with  respect  to  its  performance during its fiscal  year ended  August 31,  2002 (and the six
month   semi-annual   period  ended   February  28,   2003),
including a discussion of factors that  materially  affected its performance and relevant market  conditions  during that fiscal  year are set forth in Growth  Fund's  Annual  Report dated as of August 31, 2002 (and with the  exception of that discussion,  in its  Semi-Annual  Report dated  February 28,
2003) that is included in the Proxy  Statement of Additional
Information  and  incorporated  herein by  reference.  These documents are available upon request.  See section  entitled
"Information About Growth Fund."

      The financial  statements of MAFG Fund and  additional
information  with respect to the Fund's  performance  during its fiscal year ended  November  30, 2002 (and the six month
semi-annual   period  ended  May  31,  2003),   including  a
discussion   of  factors   that   materially   affected  its
performance  and  relevant  market  conditions  during  that fiscal year is set forth in MAFG Fund's  Annual Report dated as of  November  30,  2002 (and with the  exception  of that discussion,  in its Semi-Annual  Report dated May 31, 2003), that  is  included  in the  Proxy  Statement  of  Additional
Information  and  incorporated  herein by  reference.  These documents are available upon request.  See section  entitled
"Information About MAFG Fund."

What are the  capitalizations  of the Funds  and what  would the capitalization be after the Reorganization?

      The  following  table  sets  forth the  capitalization
(unaudited)  of MAFG  Fund and  Growth  Fund as of March 31,
2003 and indicates the pro forma combined  capitalization as of March 31, 2003 as if the  Reorganization  had occurred on that date.
      As of March 31, 2003,  the value of the assets of MAFG
Fund was less than 10% of the value of the  assets of Growth
Fund.

                                                                  Net
Asset
                                                Shares
Value
                              Net Assets        Outstanding
Per Share
MAFG Fund
      Class A               $1,793,017           773,533           $2.32
      Class B              $   774,807           339,752           $2.28
      Class C              $   597,308           261,943           $2.28
      Class N             $     74,061            32,055           $2.31
      Class Y           $          235               100           $2.35
                        --------------        ----------
      TOTAL                 $3,239,428         1,407,383

Growth Fund
      Class A           $1,022,985,552        46,002,874          $22.24
      Class B          $   256,756,346        12,310,904          $20.86
      Class C         $     68,159,153         3,214,405          $21.20
      Class N        $       5,465,885           245,260          $22.29
      Class Y         $     57,378,361         2,573,084          $22.30
                      ----------------         ---------
      TOTAL             $1,410,745,297        64,346,527

Growth Fund
(Pro Forma Surviving Fund)*
      Class A           $1,024,778,569        46,083,505          $22.24
      Class B          $   257,531,153        12,348,054          $20.86
      Class C         $     68,756,461         3,242,574          $21.20
      Class N        $       5,539,946           248,583          $22.29
      Class Y         $     57,378,596         2,573,095          $22.30
                      ----------------         ---------
      TOTAL             $1,413,984,725        64,495,811

*Reflects  the  issuance  of 80,631  Class A shares,  37,150
Class B shares,  28,169  Class C shares,  3,323 Class N, and
11 Class Y shares of Growth Fund in a tax-free  exchange for the net assets of MAFG Fund, aggregating $3,239,428.
------------------------------------------------------------

How have the Funds performed?

      The past performance  information for each Fund is set
forth below and in each Fund's respective Prospectus:  (i) a bar chart  detailing  annual total returns of Class A shares of each  Fund as of  December  31st for each of the ten most recent  full  calendar  years  (for MAFG  Fund,  since  that
Fund's inception);  and (ii) a table showing how the average annual total returns of the Funds'  shares,  both before and
after  taxes,   compare  to  those  of  broad-based   market
indices.  The  after-tax  returns  are  shown  for  Class  A shares only and are calculated using the historical  highest individual  federal  marginal  income  tax  rates in  effect during the  periods  shown and do not  reflect the impact of
state  or  local  taxes.   In  certain  cases,   the  figure
representing  "Return After Taxes on Distributions  and Sale of Fund Shares" may be higher than the other return  figures for the same period.  A higher after-tax return results when a capital loss occurs upon  redemption and  translates  into an assumed tax deduction that benefits the shareholder.  The
after-tax   returns   are   calculated   based  on   certain
assumptions   mandated   by   regulation   and  your  actual
after-tax returns may differ from those shown,  depending on your  individual  tax situation.  The after-tax  returns set forth  below are not  relevant to  investors  who hold their
Fund  shares  through  tax-deferred   arrangements  such  as
401(k)  plans  or IRAs  or to  institutional  investors  not subject to tax.  Each  Fund's past  investment  performance, before and after taxes,  is not necessarily an indication of how each Fund will perform in the future.

Annual  total  returns  for  MAFG  Fund  (Class  A)  (as  of
12/31/02), are as follows:

[See appendix to Prospectus and Proxy  Statement for data in bar chart showing annual total returns for MAFG Fund.]

Sales charges and taxes are not included in the
calculations of return in this bar chart, and if those
charges and taxes were included, the returns may be less
than those shown.
For the period from 1/1/03 through  6/30/03,  the cumulative return  for MAFG  Fund  (not  annualized)  before  taxes for
Class A shares was  21.46%.  During the period  shown in the bar chart, the highest return (not annualized)  before taxes for a calendar  quarter for MAFG Fund was 2.19%  (4thQtr'02)
and the lowest  return (not  annualized)  before taxes for a calendar quarter was -20.56% (3rdQtr'02).

Annual  total  returns  for  Growth  Fund  (Class  A) (as of
12/31/02) are as follows:

[See appendix to Prospectus and Proxy  Statement for data in bar chart showing annual total returns for Growth Fund.]

Sales charges and taxes are not included in the
calculations of return in this bar chart, and if those
charges and taxes were included, the returns may be less
than those shown.
For the period from 1/1/03 through  6/30/03,  the cumulative return for Growth  Fund (not  annualized)  before  taxes for
Class A shares  was 9.01%.  During  the period  shown in the bar chart, the highest return (not annualized)  before taxes for a calendar  quarter  for the Growth Fund was 30.16% (4th
Q'99) and the lowest  return (not  annualized)  before taxes for a calendar quarter was -25.55% (4th Q'00).

Average  annual  total  returns for the Funds for the period ended December 31, 2002 are as follows:

----------------------------------------------------------
MAFG Fund                                  Life of Class

-----------------------------    1 Year
----------------------------------------------------------
----------------------------------------------------------
Class  A  Shares   (inception
2/16/01)                        -42.51%       -55.45%
 Return Before Taxes            -42.51%       -55.45%
Return After Taxes on           -25.89%       -40.68%
  Distributions
Return    After    Taxes   on
Distributions   and  Sale  of
Fund Shares
----------------------------------------------------------
NASDAQ Composite Index          -31.53%       -22.91%
(from 2/28/01)
----------------------------------------------------------
----------------------------------------------------------
S&P Barra Growth Index          -23.59%       -15.48%
(from  2/28/01)
----------------------------------------------------------
----------------------------------------------------------
Class  B  Shares   (inception   -42.50%       -55.32%
2/16/01)
----------------------------------------------------------
----------------------------------------------------------
Class  C  Shares   (inception   -40.08%       -54.33%
2/16/01)
----------------------------------------------------------
----------------------------------------------------------
Class  N  Shares   (inception   -39.62%       -49.92%
3/1/01)
----------------------------------------------------------
----------------------------------------------------------
Class  Y  Shares   (inception   -39.06%       -53.91%
2/16/01)
----------------------------------------------------------

------------------------------------------------------------------------
Growth Fund                      1 Year       5 Years       10 Years
                                            (or life of    (or life of
                                             class, if      class, if
                                               less)          less)
------------------------------------------------------------------------
------------------------------------------------------------------------
Class  A  Shares   (inception
03/15/73)                       -29.98%        -5.24%         4.69%
 Return Before Taxes            -29.98%        -6.27%         2.68%
Return After Taxes on           -18.25%        -3.85%         3.49%
  Distributions
Return    After    Taxes   on
Distributions   and  Sale  of
Fund Shares
------------------------------------------------------------------------
------------------------------------------------------------------------
S&P 500 Index (from 12/31/92)   -22.09%        -0.58%         9.34%
------------------------------------------------------------------------
------------------------------------------------------------------------
Class  B  Shares   (inception   -30.05%        -5.18%         5.24%
08/17/93)
------------------------------------------------------------------------
------------------------------------------------------------------------
Class  C  Shares   (inception   -27.08%        -4.86%         1.75%
11/01/95)
------------------------------------------------------------------------
------------------------------------------------------------------------
Class  N  Shares   (inception   -25.49%       -21.40%          N/A
3/1/01)
------------------------------------------------------------------------
------------------------------------------------------------------------
Class  Y  Shares   (inception   -25.60%        -3.88%         5.93%
06/01/94)
------------------------------------------------------------------------

Average  annual  total  returns for the Funds for the period ended June 30, 2003 are as follows:

----------------------------------------------------------
MAFG Fund                        1 Year

                                           Life of Class
----------------------------------------------------------
----------------------------------------------------------
Class  A  Shares   (inception
2/16/01)                         -7.06%       -42.71%
 Return Before Taxes             -7.06%       -42.71%
Return After Taxes on            -4.59%       -33.74%
  Distributions
Return    After    Taxes   on
Distributions   and  Sale  of
Fund Shares
----------------------------------------------------------
NASDAQ Composite Index (from     10.91%       -20.30%
2/28/01)
----------------------------------------------------------
----------------------------------------------------------
S&P 500  Barra  Growth  Index    2.32%        -14.10%
(from 2/28/01)
----------------------------------------------------------
----------------------------------------------------------
Class  B  Shares   (inception    -7.01%       -42.45%
2/16/01)
----------------------------------------------------------
----------------------------------------------------------
Class  C  Shares   (inception    -3.09%       -41.70%
2/16/01)
----------------------------------------------------------
----------------------------------------------------------
Class  N  Shares   (inception    -2.73%       -37.01%
3/1/01)
----------------------------------------------------------
----------------------------------------------------------
Class  Y  Shares   (inception    -0.70%       -41.00%
2/16/01)
----------------------------------------------------------

------------------------------------------------------------------------
Growth Fund                      1 Year       5 Years
                                            (or life of     10 Years
                                             class, if
                                               less)
------------------------------------------------------------------------
------------------------------------------------------------------------
Class  A  Shares   (inception
03/15/73)                       -11.84%        -5.26%         5.75%
 Return Before Taxes            -11.84%        -6.29%         3.72%
Return After Taxes on            -7.70%        -4.52%         4.15%
  Distributions
Return    After    Taxes   on
Distributions   and  Sale  of
Fund Shares
------------------------------------------------------------------------
------------------------------------------------------------------------
S&P 500 Index (from 6/30/93)     0.25%         -1.61%        10.04%
------------------------------------------------------------------------
------------------------------------------------------------------------
Class  B  Shares   (inception   -11.85%        -5.18%         5.89%
08/17/93)
------------------------------------------------------------------------
------------------------------------------------------------------------
Class  C  Shares   (inception    -8.15%        -4.88%         2.74%
11/01/95)
------------------------------------------------------------------------
------------------------------------------------------------------------
Class  N  Shares   (inception    -6.57%       -14.34%          N/A
3/1/01)
------------------------------------------------------------------------
------------------------------------------------------------------------
Class  Y  Shares   (inception    -6.30%        -3.89%         6.62%
06/01/94)
------------------------------------------------------------------------
MAFG Fund's average annual total returns  include  applicable sales  charges:  for  Class A, the  current  maximum  initial sales charge of 5.75%;  for Class B, the contingent  deferred sales charge of 5% (1-year)  and 4% (life of class);  and for
Class  C and  Class  N,  the  1%  contingent  deferred  sales charge for the 1-year  period.  There is no sales  charge for
Class  Y.  The   returns   measure  the   performance   of  a
hypothetical  account  and  assume  that  all  dividends  and
capital   gains   distributions   have  been   reinvested  in
additional  shares.  The  performance  of the Fund's  Class A shares  is  compared  to the S&P 500 Barra  Growth  Index and the NASDAQ  Composite  Index.  The S&P 500 Barra Growth Index
is a  widely  recognized,  unmanaged  index of  common  stock
prices.   The  NASDAQ   Composite   Index  is  an   unmanaged
broad-based  index  comprised  of  common  stocks.  The index performance  includes  reinvestment  of  income  but does not reflect  transaction costs,  expenses or taxes. The Fund will have investments vary from those in the index.

Growth   Fund's   average   annual  total   returns   include
applicable  sales charges:  for Class A, the current  maximum initial  sales charge of 5.75%;  for Class B, the  contingent deferred  sales charge of 5% (1-year)  and 2%  (5-year);  and for Class C and  Class N, the 1%  contingent  deferred  sales
charge  for  the  1-year  period.   Because  Class  B  shares
convert to Class A shares 72 months  after  purchase  Class B
10-year or  "life-of-class"  performance does not include any
contingent   deferred   sales   charge   and  uses   Class  A
performance  for the  period  after  conversion.  There is no sales  charge for Class Y shares.  The  returns  measure  the performance  of a  hypothetical  account  and assume that all
dividends   and  capital   gains   distributions   have  been
reinvested  in  additional  shares.  The  performance  of the
Fund's  Class A shares is compared  to the S&P 500 Index,  an unmanaged index of equity  securities.  The index performance
includes   reinvestment   of  income  but  does  not  reflect
transaction  costs.  The Fund's  investments  vary from those in the index.
-------------------------------------------------------------

      How  Has  Growth   Fund   Performed?   -  Below  is  a
discussion  by the  Manager  of  Growth  Fund's  performance during its fiscal year ended August 31, 2002,  followed by a graphical  comparison  of Growth  Fund's  performance  to an appropriate broad-based market index.

      Management's  Discussion  of  Performance - During the
one-year  period that ended August 31, 2002,  Growth  Fund's performance  outperformed  its benchmark and the majority of its peers amid  widespread  declines  in stock  prices.  The
Fund's  above-average  performance  can be  attributed  to a disciplined  investment strategy that focuses on the quality and  sustainability  of a company's  growth,  rather than on
the  sheer   magnitude   of  its   growth.   Growth   Fund's
best-performing  stocks were concentrated in the health care area,  particularly  among health care  services and medical products companies and  market-sensitive  financials.  Other
attractive  areas  of  investment   proved  to  be  consumer
products companies and market-sensitive  financials.  Growth
Fund's relative  performance was hurt by declines in capital goods  holdings,  cable  industry  holdings,  and individual stocks in a variety of other sectors.

      Comparing  Growth Fund's  Performance  to the Market -
The  graphs   that  follow   show  the   performance   of  a
hypothetical  $10,000  investment in each class of shares of
Growth Fund held until August 31, 2002.  Class A performance is  shown  for a  10-year  period.  For  each  other  class, performance  is measured from  inception of the class:  from
August  17,  1993 for  Class B,  from  November  1, 1995 for
Class C  shares,  from  March 1,  2001 for Class N, and from
June 1, 1994 for Class Y shares.  Growth Fund's  performance reflects the  deduction of the maximum  initial sales charge on Class A shares, the applicable  contingent deferred sales charge  on  Class  B,  Class  C  and  Class  N  shares,  and
reinvestment    of   all    dividends   and   capital   gain
distributions.  Growth Fund's performance is compared to the performance  of the  Standard & Poor's  500 Index  ("S&P 500
Index"),  a broad-based  index of equity  securities  widely regarded  as a general  measure  of the  performance  of the
U.S. equity securities  market.  Index performance  reflects
the   reinvestment   of  dividends   but  does  not  reflect
transaction  costs,  and none of the data in the graphs that follow shows the effect of taxes.  Growth Fund's performance
reflects  the  effects  of  Fund   business  and   operating
expenses.  While index  comparisons may be useful to provide a benchmark for Growth Fund's performance,  it must be noted
that  Growth  Fund's  investments  are  not  limited  to the securities in the index shown.
Class A Shares

Comparison of Change in Value of $10,000 Hypothetical
Investments in:
Growth Fund (Class A) and S&P 500 Index.

[Line Graph]
----------------------------------------------------------------------
         Date          Value of Investment in      S&P 500 Index
                                Fund
----------------------------------------------------------------------
----------------------------------------------------------------------
      06/30/1992                9,425                  10,000
----------------------------------------------------------------------
----------------------------------------------------------------------
      09/30/1992                9,977                  10,315
----------------------------------------------------------------------
----------------------------------------------------------------------
      12/31/1992               11,173                  10,834
----------------------------------------------------------------------
----------------------------------------------------------------------
      03/31/1993               11,153                  11,306
----------------------------------------------------------------------
----------------------------------------------------------------------
      06/30/1993               11,016                  11,361
----------------------------------------------------------------------
----------------------------------------------------------------------
      09/30/1993               11,233                  11,653
----------------------------------------------------------------------
----------------------------------------------------------------------
      12/31/1993               11,476                  11,923
----------------------------------------------------------------------
----------------------------------------------------------------------
      03/31/1994               11,228                  11,472
----------------------------------------------------------------------
----------------------------------------------------------------------
      06/30/1994               11,045                  11,520
----------------------------------------------------------------------
----------------------------------------------------------------------
      09/30/1994               11,783                  12,082
----------------------------------------------------------------------
----------------------------------------------------------------------
      12/31/1994               11,749                  12,080
----------------------------------------------------------------------
----------------------------------------------------------------------
      03/31/1995               12,882                  13,255
----------------------------------------------------------------------
----------------------------------------------------------------------
      06/30/1995               14,298                  14,518
----------------------------------------------------------------------
----------------------------------------------------------------------
      09/30/1995               15,495                  15,671
----------------------------------------------------------------------
----------------------------------------------------------------------
      12/31/1995               15,856                  16,614
----------------------------------------------------------------------
----------------------------------------------------------------------
      03/31/1996               16,803                  17,505
----------------------------------------------------------------------
----------------------------------------------------------------------
      06/30/1996               17,300                  18,290
----------------------------------------------------------------------
----------------------------------------------------------------------
     08/31/19961               17,434                  17,852
----------------------------------------------------------------------
----------------------------------------------------------------------
      11/30/1996               19,737                  20,839
----------------------------------------------------------------------
----------------------------------------------------------------------
      02/28/1997               20,478                  21,872
----------------------------------------------------------------------
----------------------------------------------------------------------
      05/31/1997               21,718                  23,584
----------------------------------------------------------------------
----------------------------------------------------------------------
      08/31/1997               23,541                  25,104
----------------------------------------------------------------------
----------------------------------------------------------------------
      11/30/1997               23,232                  26,778
----------------------------------------------------------------------
----------------------------------------------------------------------
      02/28/1998               24,705                  29,524
----------------------------------------------------------------------
----------------------------------------------------------------------
      05/31/1998               25,008                  30,814
----------------------------------------------------------------------
----------------------------------------------------------------------
      08/31/1998               20,806                  27,142
----------------------------------------------------------------------
----------------------------------------------------------------------
      11/30/1998               24,500                  33,120
----------------------------------------------------------------------
----------------------------------------------------------------------
      02/28/1999               25,880                  35,358
----------------------------------------------------------------------
----------------------------------------------------------------------
      05/31/1999               26,922                  37,295
----------------------------------------------------------------------
----------------------------------------------------------------------
      08/31/1999               29,001                  37,947
----------------------------------------------------------------------
----------------------------------------------------------------------
      11/30/1999               32,953                  40,040
----------------------------------------------------------------------
----------------------------------------------------------------------
      02/29/2000               44,082                  39,504
----------------------------------------------------------------------
----------------------------------------------------------------------
      05/31/2000               37,899                  41,200
----------------------------------------------------------------------
----------------------------------------------------------------------
      08/31/2000               48,461                  44,135
----------------------------------------------------------------------
----------------------------------------------------------------------
      11/30/2000               33,287                  38,348
----------------------------------------------------------------------
----------------------------------------------------------------------
      02/28/2001               29,216                  36,267
----------------------------------------------------------------------
----------------------------------------------------------------------
      05/31/2001               27,269                  36,854
----------------------------------------------------------------------
----------------------------------------------------------------------
      08/31/2001               24,291                  33,377
----------------------------------------------------------------------
----------------------------------------------------------------------
      11/30/2001               24,832                  33,665
----------------------------------------------------------------------
----------------------------------------------------------------------
      02/28/2002               23,679                  32,819
----------------------------------------------------------------------
----------------------------------------------------------------------
      05/31/2002               22,927                  31,755
----------------------------------------------------------------------
----------------------------------------------------------------------
      08/31/2002               20,219                  27,373
----------------------------------------------------------------------
1. The Fund changed its fiscal year from June to August.
------------------------------------------------------------

Class B Shares

Comparison of Change in Value of $10,000 Hypothetical
Investments in:
Growth Fund (Class B) and S&P 500 Index.

[Line Graph]
----------------------------------------------------------------------
         Date          Value of Investment in      S&P 500 Index
                                Fund
----------------------------------------------------------------------
----------------------------------------------------------------------
      08/17/1993               10,000                  10,000
----------------------------------------------------------------------
----------------------------------------------------------------------
      09/30/1993               10,217                  9,923
----------------------------------------------------------------------
----------------------------------------------------------------------
      12/31/1993               10,414                  10,153
----------------------------------------------------------------------
----------------------------------------------------------------------
      03/31/1994               10,161                  9,769
----------------------------------------------------------------------
----------------------------------------------------------------------
      06/30/1994                9,980                  9,810
----------------------------------------------------------------------
----------------------------------------------------------------------
      09/30/1994               10,625                  10,288
----------------------------------------------------------------------
----------------------------------------------------------------------
      12/31/1994               10,571                  10,287
----------------------------------------------------------------------
----------------------------------------------------------------------
      03/31/1995               11,557                  11,287
----------------------------------------------------------------------
----------------------------------------------------------------------
      06/30/1995               12,796                  12,363
----------------------------------------------------------------------
----------------------------------------------------------------------
      09/30/1995               13,837                  13,345
----------------------------------------------------------------------
----------------------------------------------------------------------
      12/31/1995               14,126                  14,147
----------------------------------------------------------------------
----------------------------------------------------------------------
      03/31/1996               14,937                  14,907
----------------------------------------------------------------------
----------------------------------------------------------------------
      06/30/1996               15,349                  15,575
----------------------------------------------------------------------
----------------------------------------------------------------------
     08/31/19961               15,443                  15,202
----------------------------------------------------------------------
----------------------------------------------------------------------
      11/30/1996               17,445                  17,745
----------------------------------------------------------------------
----------------------------------------------------------------------
      02/28/1997               18,064                  18,625
----------------------------------------------------------------------
----------------------------------------------------------------------
      05/31/1997               19,121                  20,083
----------------------------------------------------------------------
----------------------------------------------------------------------
      08/31/1997               20,683                  21,377
----------------------------------------------------------------------
----------------------------------------------------------------------
      11/30/1997               20,372                  22,803
----------------------------------------------------------------------
----------------------------------------------------------------------
      02/28/1998               21,621                  25,141
----------------------------------------------------------------------
----------------------------------------------------------------------
      05/31/1998               21,841                  26,240
----------------------------------------------------------------------
----------------------------------------------------------------------
      08/31/1998               18,136                  23,113
----------------------------------------------------------------------
----------------------------------------------------------------------
      11/30/1998               21,313                  28,204
----------------------------------------------------------------------
----------------------------------------------------------------------
      02/28/1999               22,468                  30,109
----------------------------------------------------------------------
----------------------------------------------------------------------
      05/31/1999               23,324                  31,759
----------------------------------------------------------------------
----------------------------------------------------------------------
      08/31/1999               25,087                  32,314
----------------------------------------------------------------------
----------------------------------------------------------------------
      11/30/1999               28,506                  34,096
----------------------------------------------------------------------
----------------------------------------------------------------------
      02/29/2000               38,134                  33,640
----------------------------------------------------------------------
----------------------------------------------------------------------
      05/31/2000               32,785                  35,084
----------------------------------------------------------------------
----------------------------------------------------------------------
      08/31/2000               41,921                  37,583
----------------------------------------------------------------------
----------------------------------------------------------------------
      11/30/2000               28,795                  32,656
----------------------------------------------------------------------
----------------------------------------------------------------------
      02/28/2001               25,274                  30,883
----------------------------------------------------------------------
----------------------------------------------------------------------
      05/31/2001               23,590                  31,383
----------------------------------------------------------------------
----------------------------------------------------------------------
      08/31/2001               21,013                  28,422
----------------------------------------------------------------------
----------------------------------------------------------------------
      11/30/2001               21,481                  28,667
----------------------------------------------------------------------
----------------------------------------------------------------------
      02/28/2002               20,484                  27,947
----------------------------------------------------------------------
----------------------------------------------------------------------
      05/31/2002               19,833                  27,041
----------------------------------------------------------------------
----------------------------------------------------------------------
      08/31/2002               17,490                  23,310
----------------------------------------------------------------------
1. The Fund changed its fiscal year from June to August.

Class C Shares

Comparison of Change in Value of $10,000 Hypothetical
Investments in:
Growth Fund (Class C) and S&P 500 Index.

[Line Graph]
----------------------------------------------------------------------
         Date          Value of Investment in      S&P 500 Index
                                Fund
----------------------------------------------------------------------
----------------------------------------------------------------------
      11/01/1995               10,000                  10,000
----------------------------------------------------------------------
----------------------------------------------------------------------
      12/31/1995               10,128                  10,640
----------------------------------------------------------------------
----------------------------------------------------------------------
      03/31/1996               10,711                  11,211
----------------------------------------------------------------------
----------------------------------------------------------------------
      06/30/1996               11,006                  11,713
----------------------------------------------------------------------
----------------------------------------------------------------------
     08/31/19961               11,073                  11,432
----------------------------------------------------------------------
----------------------------------------------------------------------
      11/30/1996               12,507                  13,345
----------------------------------------------------------------------
----------------------------------------------------------------------
      02/28/1997               12,952                  14,007
----------------------------------------------------------------------
----------------------------------------------------------------------
      05/31/1997               13,710                  15,104
----------------------------------------------------------------------
----------------------------------------------------------------------
      08/31/1997               14,830                  16,077
----------------------------------------------------------------------
----------------------------------------------------------------------
      11/30/1997               14,607                  17,149
----------------------------------------------------------------------
----------------------------------------------------------------------
      02/28/1998               15,502                  18,907
----------------------------------------------------------------------
----------------------------------------------------------------------
      05/31/1998               15,662                  19,734
----------------------------------------------------------------------
----------------------------------------------------------------------
      08/31/1998               13,001                  17,382
----------------------------------------------------------------------
----------------------------------------------------------------------
      11/30/1998               15,280                  21,211
----------------------------------------------------------------------
----------------------------------------------------------------------
      02/28/1999               16,107                  22,643
----------------------------------------------------------------------
----------------------------------------------------------------------
      05/31/1988               16,726                  23,884
----------------------------------------------------------------------
----------------------------------------------------------------------
      08/31/1999               17,977                  24,301
----------------------------------------------------------------------
----------------------------------------------------------------------
      11/30/1999               20,389                  25,642
----------------------------------------------------------------------
----------------------------------------------------------------------
      02/29/2000               27,225                  25,299
----------------------------------------------------------------------
----------------------------------------------------------------------
      05/31/2000               23,360                  26,385
----------------------------------------------------------------------
----------------------------------------------------------------------
      08/31/2000               29,819                  28,264
----------------------------------------------------------------------
----------------------------------------------------------------------
      11/30/2000               20,441                  24,559
----------------------------------------------------------------------
----------------------------------------------------------------------
      02/28/2001               17,908                  23,226
----------------------------------------------------------------------
----------------------------------------------------------------------
      05/31/2001               16,681                  23,602
----------------------------------------------------------------------
----------------------------------------------------------------------
      08/31/2001               14,831                  21,375
----------------------------------------------------------------------
----------------------------------------------------------------------
      11/30/2001               15,133                  21,559
----------------------------------------------------------------------
----------------------------------------------------------------------
      02/28/2002               14,403                  21,018
----------------------------------------------------------------------
----------------------------------------------------------------------
      05/31/2002               13,917                  20,336
----------------------------------------------------------------------
----------------------------------------------------------------------
      08/31/2002               12,252                  17,530
----------------------------------------------------------------------
1. The Fund changed its fiscal year from June to August.

Class N Shares

Comparison of Change in Value of $10,000 Hypothetical
Investments in:
Growth Fund (Class N) and S&P 500 Index.

[Line Graph]
----------------------------------------------------------------------
         Date          Value of Investment in      S&P 500 Index
                                Fund
----------------------------------------------------------------------
----------------------------------------------------------------------
      03/01/2001               10,000                  10,000
----------------------------------------------------------------------
----------------------------------------------------------------------
      05/31/2001                9,246                  10,162
----------------------------------------------------------------------
----------------------------------------------------------------------
      08/31/2001                8,231                  9,203
----------------------------------------------------------------------
----------------------------------------------------------------------
      11/30/2001                8,406                  9,283
----------------------------------------------------------------------
----------------------------------------------------------------------
      02/28/2002                8,011                  9,049
----------------------------------------------------------------------
----------------------------------------------------------------------
      05/31/2002                7,752                  8,756
----------------------------------------------------------------------
----------------------------------------------------------------------
      08/31/2002                6,764                  7,548
----------------------------------------------------------------------

Class Y Shares

Comparison of Change in Value of $10,000 Hypothetical
Investments in:
Growth Fund (Class Y) and S&P 500 Index.

[Line Graph]
----------------------------------------------------------------------
         Date          Value of Investment in      S&P 500 Index
                                Fund
----------------------------------------------------------------------
----------------------------------------------------------------------
      06/01/1994               10,000                  10,000
----------------------------------------------------------------------
----------------------------------------------------------------------
      06/30/1994                9,487                  9,755
----------------------------------------------------------------------
----------------------------------------------------------------------
      09/30/1994               10,132                  10,231
----------------------------------------------------------------------
----------------------------------------------------------------------
      12/31/1994               10,103                  10,230
----------------------------------------------------------------------
----------------------------------------------------------------------
      03/31/1995               11,077                  11,224
----------------------------------------------------------------------
----------------------------------------------------------------------
      06/30/1995               12,294                  12,294
----------------------------------------------------------------------
----------------------------------------------------------------------
      09/30/1995               13,328                  13,271
----------------------------------------------------------------------
----------------------------------------------------------------------
      12/31/1995               13,641                  14,069
----------------------------------------------------------------------
----------------------------------------------------------------------
      03/31/1996               14,456                  14,824
----------------------------------------------------------------------
----------------------------------------------------------------------
      06/30/1996               14,889                  15,489
----------------------------------------------------------------------
----------------------------------------------------------------------
     08/31/19961               15,009                  15,117
----------------------------------------------------------------------
----------------------------------------------------------------------
      11/30/1996               17,000                  17,647
----------------------------------------------------------------------
----------------------------------------------------------------------
      02/28/1997               17,648                  18,522
----------------------------------------------------------------------
----------------------------------------------------------------------
      05/31/1997               18,728                  19,972
----------------------------------------------------------------------
----------------------------------------------------------------------
      08/31/1997               20,316                  21,259
----------------------------------------------------------------------
----------------------------------------------------------------------
      11/30/1997               20,065                  22,677
----------------------------------------------------------------------
----------------------------------------------------------------------
      02/28/1998               21,350                  25,002
----------------------------------------------------------------------
----------------------------------------------------------------------
      05/31/1998               21,630                  26,095
----------------------------------------------------------------------
----------------------------------------------------------------------
      08/31/1998               18,005                  22,985
----------------------------------------------------------------------
----------------------------------------------------------------------
      11/30/1998               21,213                  28,047
----------------------------------------------------------------------
----------------------------------------------------------------------
      02/28/1999               22,421                  29,942
----------------------------------------------------------------------
----------------------------------------------------------------------
      05/31/1999               23,332                  31,583
----------------------------------------------------------------------
----------------------------------------------------------------------
      08/31/1999               25,161                  32,135
----------------------------------------------------------------------
----------------------------------------------------------------------
      11/30/1999               28,603                  33,907
----------------------------------------------------------------------
----------------------------------------------------------------------
      02/29/2000               38,284                  33,453
----------------------------------------------------------------------
----------------------------------------------------------------------
      05/31/2000               32,940                  34,889
----------------------------------------------------------------------
----------------------------------------------------------------------
      08/31/2000               42,159                  37,375
----------------------------------------------------------------------
----------------------------------------------------------------------
      11/30/2000               28,963                  32,475
----------------------------------------------------------------------
----------------------------------------------------------------------
      02/28/2001               25,437                  30,712
----------------------------------------------------------------------
----------------------------------------------------------------------
      05/31/2001               23,766                  31,209
----------------------------------------------------------------------
----------------------------------------------------------------------
      08/31/2001               21,176                  28,264
----------------------------------------------------------------------
----------------------------------------------------------------------
      11/30/2001               21,675                  28,508
----------------------------------------------------------------------
----------------------------------------------------------------------
      02/28/2002               20,680                  27,792
----------------------------------------------------------------------
----------------------------------------------------------------------
      05/31/2002               20,038                  26,891
----------------------------------------------------------------------
----------------------------------------------------------------------
      08/31/2002               17,682                  23,181
----------------------------------------------------------------------
1. The Fund changed its fiscal year from June to August.
Total  returns  and  the  ending  account  values  in  the
graphs  include  changes in share  price and  reinvestment
of  dividends  and  capital  gains   distributions   in  a
hypothetical   investment  for  the  periods  shown.  Past
performance  does  not  predict  future  performance.  The
Fund's total  returns  shown do not reflect the  deduction
of  income  taxes  on an  individual's  investment.  Taxes
may reduce  your  actual  investment  returns on income or
gains  paid by the Fund or any  gains you may  realize  if
you sell your shares.
----------------------------------------------------------

What are other Key Features of the Funds?

      The  description  of certain key features of the Funds
below  is  supplemented   by  each  Fund's   Prospectus  and
Statement of Additional Information,  which are incorporated by reference.

Investment   Management  and  Fees  -  Under  Growth  Fund's
investment advisory agreement,  the Fund pays the Manager an advisory fee at an annual rate that  declines on  additional assets as the Fund grows.

      The  Management  Fees  received by the Adviser of MAFG
Fund and paid  indirectly by MAFG Fund are described  below.
MAFG Fund does note  directly pay a  management  fee to OFI, however,  the Master Fund pays the Adviser a management  fee at the  annual  rate  of  0.60%  of its  average  daily  net assets.  The fees and  expenses  that the Master  Fund pays, including  the  management  fee it pays to the Adviser,  are passed  directly  through to MAFG Fund in  proportion to the number of shares of the Master Fund owned by MAFG Fund.

---------------------------------------------------------------------------------
             MAFG Fund                              Growth Fund
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
The  Adviser is entitled to receive 0.75% of the first $200 million of average a  monthly  management  fee  at the annual net assets of the Fund, annual  contractual  rate of  0.60%
of the average  daily net assets of
the Master  Fund.  MAFG invests all
of  its  assets  in  shares  of the
Master   Fund.   Accordingly,   all
portfolio  management occurs at the
level  of  the  Master  Fund.   The
Master  Fund  has  entered  into an
investment   management   agreement
with the  Adviser.  The Adviser has
entered    into    a    contractual
arrangement  with the  Master  Fund
that provides  that the  management
fee  for  the  Master  Fund,   when
combined with  administration  fees
of  certain  funds  that  invest in
the Master  Fund  (other  than MAFG
Fund),  will not  exceed a specific
amount.
---------------------------------------------------------------------------------
                                   ----------------------------------------------
                                   0.72% of the next $200 million,
                                   ----------------------------------------------
                                   ----------------------------------------------
                                   0.69% of the next $200 million,
                                   ----------------------------------------------
                                   ----------------------------------------------
                                   0.66% of the next $200 million,
                                   ----------------------------------------------
                                   ----------------------------------------------
                                   0.60% of the next $700 million,
                                   ----------------------------------------------
                                   ----------------------------------------------
                                   0.58% of the next $1.0 billion,
                                   ----------------------------------------------
                                   ----------------------------------------------
                                   0.56% of the next $2.0 billion, and
                                   ----------------------------------------------
                                   ----------------------------------------------
                                   0.54% of the average annual net assets in
                                   excess of $4.5 billion.
                                   ----------------------------------------------

------------------------------------------------------------
      As indicated in the table below,  the  management  fee
for MAFG Fund for the twelve  months  ended  March 31,  2003 was an annual rate of 0.60% of the average  annual daily net assets of the Master  Fund.  The  management  fee for Growth
Fund for the twelve  months  ended  March 31, 2003 was 0.65%
of the  average  annual net assets for each class of shares.
The   12b-1   distribution   plans   for  both   Funds   are
substantially similar.
            Annual Fund Operating Expense table
           for the 12 months ended March 31, 2003
       (as a percentage of average daily net assets)
-------------------------------------------------------------------------------
                               MAFG Fund                       Combined Pro
                                              Growth Fund    Forma Growth Fund
                            Class A Shares   Class A Shares   Class A Shares
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
Management Fee                   0.60%           0.65%             0.65%
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
Distribution and/or              0.25%
Service (12b-1) fees                             0.23%             0.23%
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
Other Expenses                   1.58%           0.46%             0.46%
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
Total Annual Operating                           1.34%             1.34%
Expenses                         2.43%
-------------------------------------------------------------------------------
"Other Expenses"  include transfer agent fees and custodial, accounting  and legal  expenses the Funds pay. This chart is for illustrative purposes only.
------------------------------------------------------------

      OppenheimerFunds,    Inc.    has   entered   into   an
Administration    Agreement    with   MAFG   Fund    whereby
OppenheimerFunds,  Inc.  will  maintain  certain  books  and records on behalf of the Fund and prepare  certain  reports.
OppenheimerFunds,  Inc. shall also be responsible for filing
with  the  SEC  any  state  securities   regulators  certain
disclosure documents.  Under the Agreement, the Fund pays an
Administration  Fee to  OppenheimerFunds,  Inc.  of 0.50% of
the  average  annual  net  assets  of each  such  Fund.  The
Adviser  has  entered  into a  sub-administration  agreement
with  OppenheimerFunds,   Inc.  Under  that  agreement,  the
Adviser  maintains  certain  books and records and  prepares certain reports on behalf of MAFG Fund.

      The net assets  under  management  for Growth  Fund on
March  31,   2003  were   $1,410,745,297   as   compared  to
$3,239,428  for MAFG  Fund.  Effective  upon the  Closing of
the   Reorganization,   the  management  fee  rate  for  the
surviving  Fund is  expected  to be 0.65% of average  annual net  assets  based on  combined  assets  of the  Funds as of
March 31,  2003.  Additionally,  the  "Other  Expenses"  and
"Total Annual Operating  Expenses" of the surviving Fund are expected to be substantially  less than the "Other Expenses"
and "Total Annual Operating Expenses" of MAFG Fund.

      For a detailed  description of each Fund's  investment
management   agreement,   see  the  section  below  entitled
"Comparison  of Investment  Objectives and Policies - How do
the Account Features and Shareholder  Services for the Funds
Compare?"

      Transfer  Agency  and  Custody  Services  - Both Funds
receive  shareholder  accounting and other clerical services from  OppenheimerFunds  Services in its capacity as transfer agent  and  dividend  paying  agent.  It acts on a fixed fee basis  for both  Funds.  The  terms of the  transfer  agency agreement for both Funds are substantially similar.

      Citibank,  N.A., located at 111 Wall Street, New York,
NY 10005,  acts as  custodian  of the  securities  and other assets of both MAFG Fund and Growth Fund.

      Distribution Services - OppenheimerFunds  Distributor,
Inc. (the "Distributor")  acts as the principal  underwriter in a  continuous  public  offering  of shares of both Funds, but is not  obligated  to sell a specific  number of shares.
Both Funds have  adopted  service  plans under Rule 12b-1 of the  Investment  Company  Act for their  Class A shares  and distribution  and  service  plans under Rule 12b-1 for their
Class B, Class C and Class N shares.

      The  12b-1  fees for  Class A shares of both MAFG Fund
and Growth  Fund are  service  plan fees which are a maximum of 0.25% of  average  annual  net  assets of Class A shares.
The  12b-1  fees for the  other  classes  of both  Funds are
Distribution  and Service plan fees which  include a service fee of 0.25% of  average  annual  net  assets  for  Class B,
Class C and Class N shares and an  asset-based  sales charge of 0.75% of average  annual net assets for Class B and Class
C shares and 0.25% of average  annual net assets for Class N shares.

      For   a   detailed    description   of   each   Fund's
distribution-related  services, see the section below titled
"Comparison  of Investment  Objectives and Policies - How do
the Account Features and Shareholder  Services for the Funds
Compare?"

      Purchases,    Redemptions,    Exchanges    and   other
Shareholder  Services  - Both  Funds  have  nearly  the same requirements  and restrictions in connection with purchases, redemptions  and  exchanges.  In  addition,  each  Fund also
offers  the  same  types  of  shareholder   services.   More
detailed  information   regarding  purchases,   redemptions,
exchanges  and  shareholder  services  can be found below in
the  section   below  titled   "Comparison   of   Investment
Objectives  and  Policies - How do the Account  Features and
Shareholder Services for the Funds Compare?"

      Dividends  and  Distributions  -  Both  Funds  declare
dividends  separately  for  each  class of  shares  from net investment  income  annually  and  pay  those  dividends  to shareholders  in December on a date selected by the Board of each  Fund.  Both  Funds may  realize  capital  gains on the sale of  portfolio  holdings.  If they do,  they  will  make distributions  out of any  short-term  or long-term  capital gains in  December of each year.  There can be no  assurance that either  Fund will pay any  dividends  or capital  gains distributions in a particular year.

      For a detailed  description  of each Fund's  policy on
dividends  and  distributions,   see  the  section  entitled
"Comparison  of Investment  Objectives and Policies - How do
the Account Features and Shareholder  Services for the Funds
Compare?"

 WHAT ARE THE PRINCIPAL RISKS OF AN INVESTMENT IN MAFG FUND
                      AND GROWTH FUND?

      In  evaluating  whether to approve the  Reorganization
and invest in Growth  Fund,  shareholders  should  carefully consider the following risk factors,  the other  information set forth in this  Prospectus  and Proxy  Statement  and the more complete  description  of risk factors set forth in the documents  incorporated by reference  herein,  including the
Prospectuses  of the Funds and their  respective  Statements of Additional Information.

General

      The   main   investment   risks  of  the   Funds   are
substantially  similar.  All investments  have risks to some degree.  Both Funds'  investments  are subject to changes in their value from a number of factors described below.  There is  also  the  risk  that  poor  security  selection  by the
Manager or the Adviser will cause the Funds to  underperform other funds having similar objectives.

      These  risks  collectively  form the risk  profiles of
the   Funds,   and  can  affect  the  value  of  the  Funds'
investments,  investment  performance  and prices per share.
These  risks  mean that you can lose money by  investing  in either fund. When you redeem your shares,  they may be worth more or less  than  what  you  paid  for  them.  There is no assurance  that  either  fund will  achieve  its  investment objective.

Risks of  Investing  in Stocks.  Stocks  fluctuate in price, and  their  short-term  volatility  at times  may be  great.
Because  both Funds  invest  primarily  in common  stocks of
U.S.  companies,  the value of each Fund's portfolio will be affected by changes in the U.S. stock  markets.  Market risk will  affect the Funds'  net asset  values per share,  which will  fluctuate  as  the  values  of  the  Funds'  portfolio securities  change.  The prices of individual  stocks do not all  move in the  same  direction  uniformly  or at the same time.  Different stock markets may behave  differently  from each other.  Because both Funds can buy foreign stocks, they could both be affected by changes in foreign stock markets.

     Other  factors can affect a particular  stock's  price,
such as poor earnings  reports by the issuer,  loss of major customers,  major litigation  against the issuer, or changes in  government  regulations  affecting  the  issuer  or  its industry.

     The  Manager  may  increase  the  relative  emphasis of
Growth  Fund's  investments  in a particular  industry  from time to time.  Stocks of  issuers in a  particular  industry may be affected by changes in economic  conditions,  changes in government  regulations,  availability of basic resources or supplies,  or other events that affect that industry more than others.  To the extent that Growth Fund  increases  the
relative   emphasis  of  its  investments  in  a  particular
industry,  its share  values may  fluctuate  in  response to events affecting that industry.

Sector  Risk.  To the  extent  that  the  Funds  concentrate their  investments  in a specific  sector or relatively  few
industry   sectors,   there  is  the  possibility  that  the
investments  within those  sectors will decline in price due
to  industry  specific  market  or  economic   developments.
There is the  possibility  that each Fund's share price will be  more  volatile  than  funds  that  have  broader  sector exposure.

Risks of  Foreign  Investing.  Both  Funds  can buy  foreign equity and debt securities.  While foreign  securities offer
special  investment  opportunities,   they  are  subject  to
special  risks that can reduce the Funds'  share  prices and returns.

      The change in value of a foreign  currency against the
U.S.  dollar  will  result  in a change  in the U.S.  dollar value of securities  denominated  in that foreign  currency.
Currency rate changes can also affect the  distributions the
Fund  makes  from  the  income  it  receives   from  foreign
securities.   Foreign   investing   can   result  in  higher
transaction  and  operating  costs  for  the  Fund.  Foreign
issuers  are  not  subject  to  the  same   accounting   and
disclosure   requirements   to  which  U.S.   companies  are
subject.  The value of foreign  investments  may be affected
by   exchange   control   regulations,    expropriation   or
nationalization  of  a  company's  assets,   foreign  taxes,
delays   in   settlement   of   transactions,   changes   in
governmental  economic  or  monetary  policy in the U.S.  or abroad,  or other political and economic  factors.  ADRs may not  necessarily  be denominated in the same currency as the securities into which they may be converted.

How Risky are the Funds Overall?  The risks  described above collectively  form the  overall  risk  profile of the Funds, and can affect the value of the  Funds'  investments,  their
investment   performance   and  their   prices   per  share.
Particular   investments  and  investment   strategies  have
risks.  Both  Funds  are also  subject  to the risk that the stocks the Manager or Adviser selects will  underperform the stock  market,  the  relevant  indices  or other  funds with similar  investment  objectives and  investment  strategies.
By   focusing   on  a   comparatively   smaller   number  of
investments  and  industry  sectors,  Growth  Fund's risk is increased  because each  investment  has a greater effect on its performance.

     In the short term,  the stock  markets can be volatile,
and the  prices  of the  Funds'  shares  can go up and  down substantially.  Growth  stocks  may be  more  volatile  than other equity  investments.  Growth Fund  generally  does not use  income-oriented  investments to help cushion the Fund's total return from changes in stock prices.

               REASONS FOR THE REORGANIZATION

      At a  meeting  of the Board of  Trustees  of MAFG Fund
held  April  28,  2003,  the  Board  considered  whether  to
approve  the  proposed   Reorganization   and  reviewed  and
discussed  with  OFI  and  independent   legal  counsel  the
materials   provided  by  OFI   relevant  to  the   proposed
Reorganization.  Included in the materials  was  information with respect to the Funds' respective  investment objectives and policies,  management fees,  distribution fees and other operating expenses, historical performance and asset size.

      The  Board  reviewed  information  demonstrating  that
MAFG Fund is a relatively  smaller  fund with  approximately
$3.2 million in net assets as of April 23,  2003.  The Board anticipates  that  MAFG  Fund's  assets  will  not  increase substantially  in size  in the  near  future  and  that  its expense ratio might remain high as fixed  expenses are borne by a relatively  small fund. In comparison,  Growth Fund had approximately  $1.4  billion  in net  assets as of April 23,
2003.  After the  Reorganization,  the  shareholders of MAFG
Fund  would  become  shareholders  of a larger  fund that is anticipated  to have lower overall  operating  expenses than
MAFG Fund.  There can be no assurances  that lower operating expenses will  continue into the future.  Economies of scale may benefit shareholders of MAFG Fund.

      The Board  considered  the fact that both  Funds  have
similar    investment    objectives   of   seeking   capital
appreciation.  MAFG Fund  invests  in the  Master  Fund that has the  same  goals  as the  Fund.  The  Master  Fund  will invest  at least 65% of its  assets  in  equity  securities.
Growth Fund currently  focuses on stocks of companies having a large or mid-size market  capitalization  meaning above $2
million.   MAFG  Fund   invests  in  the  common   stock  of
approximately  20 to 30 companies that have earnings  growth and capital appreciation  potential and currently emphasizes
common   stocks  of   companies   with  large  stock  market
capitalizations  (greater  than $5  billion).  It  currently emphasizes  companies  having a large market  capitalization meaning  greater than $5 billion.  The Board noted that each
Fund is designed for long-term investors.

      The Board  also  considered  that the  procedures  for
purchases,  exchanges  and  redemptions  of  shares  of both
Funds are very  similar  and that both Funds  offer the same investor services and options.

      The Board also  considered the terms and conditions of
the  Reorganization,  including that there would be no sales charge imposed in effecting the  Reorganization and that the
Reorganization    is    expected    to    be   a    tax-free
reorganization.   The  Board   concluded  that  MAFG  Fund's
participation  in the  transaction  is in the best interests of the Fund and its shareholders,  notwithstanding  that the lower pro forma expenses of the combined Funds  (relative to
MAFG  Fund)  and  the  historically  better  performance  of
Growth   Fund   are   subject   to   change   and  that  the
Reorganization  would  not  result  in  a  dilution  of  the interests of existing shareholders of MAFG Fund.

      After  consideration  of the above  factors,  and such
other  factors  and  information  as the  Board of MAFG Fund deemed relevant,  the Board,  including the Trustees who are not  "interested  persons"  (as  defined  in the  Investment
Company  Act) of either  MAFG Fund or OFI (the  "Independent
Trustees"),  unanimously approved the Reorganization and the
Reorganization   Agreement   and  voted  to  recommend   its
approval to the shareholders of MAFG Fund.

      The Board of  Growth  Fund  also  determined  that the
Reorganization  was in the best interests of Growth Fund and its  shareholders and that no dilution would result to those shareholders.  Growth Fund  shareholders  do not vote on the
Reorganization.  The Board of  Growth  Fund,  including  the
Independent     Trustees,     unanimously    approved    the
Reorganization and the Reorganization Agreement.

      For the reasons  discussed above, the Board, on behalf
of  MAFG   Fund,   recommends   that   you   vote   FOR  the
Reorganization  Agreement.  If  shareholders of MAFG Fund do
not    approve    the    Reorganization    Agreement,    the
Reorganization will not take place.

            INFORMATION ABOUT THE REORGANIZATION

This  is only a  summary  of the  Reorganization  Agreement.
You   should   read  the  actual   form  of   Reorganization
Agreement.  It is attached as Exhibit A.

How Will the Reorganization be Carried Out?

      If  the   shareholders   of  MAFG  Fund   approve  the
Reorganization   Agreement,  the  Reorganization  will  take
place after  various  conditions  are satisfied by MAFG Fund and Growth Fund,  including  delivery of certain  documents.
The Closing  Date is  presently  scheduled  for  November 7,
2003  and the  Valuation  Date is  presently  scheduled  for
November 6, 2003.

      If    shareholders    of   MAFG   Fund   approve   the
Reorganization  Agreement,  MAFG Fund will deliver to Growth
Fund  substantially  all of its net  assets  on the  Closing
Date.  In exchange,  shareholders  of MAFG Fund will receive
Class A, Class B,  Class C, Class N and Class Y Growth  Fund
shares  that have a value  equal to the dollar  value of the assets  delivered  by MAFG  Fund to Growth  Fund.  MAFG Fund will then be liquidated and its  outstanding  shares will be cancelled.  The  stock  transfer  books  of MAFG  Fund  will permanently  be  closed  at the  close  of  business  on the
Valuation  Date. Only  redemption  requests  received by the
Transfer  Agent in  proper  form on or  before  the close of business on the  Valuation  Date will be  fulfilled  by MAFG
Fund.  Redemption  requests received after that time will be considered requests to redeem shares of Growth Fund.

      Shareholders  of MAFG  Fund  who vote  their  Class A,
Class B,  Class C,  Class N and  Class Y shares  in favor of the  Reorganization  will be  electing  in  effect to redeem their  shares  of  MAFG  Fund  at  net  asset  value  on the
Valuation  Date,  after MAFG Fund  subtracts a cash reserve, and  reinvest  the  proceeds  in Class A,  Class B, Class C,
Class N and  Class Y  shares  of  Growth  Fund at net  asset value.  The cash  reserve is that  amount  retained  by MAFG
Fund,  which is deemed  sufficient in the  discretion of the
Board  for the  payment  of the  Fund's  outstanding  debts, taxes and  expenses  of  liquidation.  The cash  reserve  is estimated to be  approximately  $24,000 cash. Any debts paid out of the  cash  reserve  will be  those  debts,  taxes  or expenses  of  liquidation  incurred  by the MAFG  Fund on or before the Closing  Date.  Growth Fund is not  assuming  any debts of MAFG Fund  except  debts for  unsettled  securities
transactions   and   outstanding   dividend  and  redemption
checks.  MAFG Fund will  recognize  capital  gains or losses on any  sales  of  portfolio  securities  made  prior to the
Reorganization.    The    sales    contemplated    in    the
Reorganization  are anticipated to be in the ordinary course of business of MAFG Fund's activities.

      Under the  Reorganization  Agreement,  within one year
after the Closing Date,  MAFG Fund shall:  (a) either pay or make  provision  for all of its  debts  and  taxes;  and (b)
either  (i)  transfer  any  remaining  amount  of  the  cash reserve  to Growth  Fund,  if such  remaining  amount is not
material  (as  defined  below)  or  (ii)   distribute   such
remaining  amount to the  shareholders of MAFG Fund who were shareholders  on the Valuation  Date.  The remaining  amount shall  be  deemed  to  be  material  if  the  amount  to  be distributed,  after deducting the estimated  expenses of the distribution,  equals or  exceeds  one cent per share of the number  of MAFG Fund  shares  outstanding  on the  Valuation
Date.  In  order  to  qualify  for  this  rebate,  it is not necessary  for a  shareholder  of MAFG Fund to  continue  to hold shares of the combined  entity after the Closing  Date.
If the cash reserve is  insufficient  to satisfy any of MAFG
Fund's liabilities,  OFI will assume  responsibility for any such  unsatisfied  liability.  Within  one  year  after  the
Closing Date, MAFG Fund will complete its liquidation.

      Under the Reorganization  Agreement,  either MAFG Fund
or Growth Fund may abandon and terminate the  Reorganization
Agreement  for any  reason and there  shall be no  liability for damages or other  recourse  available to the other Fund, provided,  however,  that in the event that one of the Funds terminates  this  Agreement  without  reasonable  cause,  it shall,  upon  demand,  reimburse  the  other  Fund  for  all expenses,  including reasonable  out-of-pocket  expenses and fees incurred in connection with this Agreement.

      To the extent  permitted  by law,  the Funds may agree
to amend the  Reorganization  Agreement without  shareholder approval.  They may also agree to terminate  and abandon the
Reorganization   at  any  time  before  or,  to  the  extent
permitted  by law,  after the  approval of  shareholders  of
MAFG Fund.

Who Will Pay the Expenses of the Reorganization?

      The cost of printing  and mailing the proxies and this
Prospectus  and Proxy  Statement will be borne by MAFG Fund.
Those  printing  and  mailing  costs  are  estimated  to  be
$11,247  and  $3,337,  respectively.  With  respect  to  the
Reorganization  the  Manager  will  bear the cost of the tax opinion  and audits for  Growth  Fund,  while MAFG Fund will bear the cost of its respective  tax opinion.  Any documents such as existing  prospectuses  or annual  reports  that are included in the proxy mailing or at a shareholder's  request will be a cost of the Fund issuing the  document.  Any other out-of-pocket  expenses  associated with the  Reorganization will be paid by the Funds in the  amounts  incurred by each.
The approximate  cost of the  Reorganization  is $44,800 for
MAFG Fund and $11,425 for Growth Fund.

      The Manager and the Board of Trustees  for Growth Fund
believe the  shareholders  of Growth Fund will  benefit from
the  proposed   merger  by  acquiring   securities   without
transaction  costs that Growth Fund would  otherwise want to acquire  for  its  portfolio  and by  adding  a  shareholder
account   base  that  will  present   additional   marketing
opportunities to Growth Fund.  Nonetheless,  the Board asked the  Manager  whether it would be  willing to absorb  Growth
Fund's portion of the  Reorganization  costs in light of the relatively  small amount of assets and shareholder  accounts
that  Growth   Fund  would   acquire  as  a  result  of  the
reorganization.  While the  estimated  reorganization  costs are  anticipated  to be only slightly  greater than the cost of  acquiring  MAFG  Fund's  securities  on the open  market using  reasonable  estimates (that could  ultimately be more or less  than  estimated),  the  Manager  agreed  to  absorb
Growth Fund's portion of the  reorganization  costs in order to avoid any  possibility  of dilution of the  interests  of
Growth  Fund's  shareholders.  Those costs are  estimated to be $11,425.

What are the tax consequences of the Reorganization?

      The   Reorganization  is  intended  to  qualify  as  a
tax-free  reorganization  for  federal  income tax  purposes under  Section  368(a)(1)  of the  Internal  Revenue Code of
1986,  as  amended.   Based  on  certain   assumptions   and
representations  received from MAFG Fund and Growth Fund, it is expected to be the opinion of Deloitte & Touche LLP,  tax advisor to MAFG Fund,  that  shareholders  of MAFG Fund will not  recognize  any  gain or loss  for  federal  income  tax purposes  as a result of the  exchange  of their  shares for shares of Growth Fund, and that  shareholders of Growth Fund will not  recognize  any gain or loss upon  receipt  of MAFG
Fund's  assets.  In  addition,  neither  Fund is expected to recognize a gain or loss as a result of the  Reorganization.
The holding  period of Growth  Fund shares  received in that exchange  will include the period that MAFG Fund shares were held  (provided  such shares were held as a capital asset on the  Closing  Date).  If  this  type of tax  opinion  is not forthcoming  by the Closing Date,  the Fund may still choose
to   go   forward   with   the    Reorganization,    pending
re-solicitation of shareholders and shareholder approval.

      Immediately  prior to the  Valuation  Date,  MAFG Fund
will  pay  a   dividend   which  will  have  the  effect  of
distributing to MAFG Fund's  shareholders all of MAFG Fund's net  investment  company  taxable  income for taxable  years ending on or prior to the  Closing  Date  (computed  without regard to any deduction  for dividends  paid) and all of its net capital gains, if any,  realized in taxable years ending on or prior to the  Closing  Date (after  reduction  for any available capital loss  carry-forward).  Such dividends will
be   included   in  the   taxable   income  of  MAFG  Fund's
shareholders   as   ordinary   income  and   capital   gain,
respectively.

      You will continue to be  responsible  for tracking the
purchase  cost and holding  period of your shares and should consult your tax advisor  regarding  the effect,  if any, of
the    Reorganization    in   light   of   your   individual
circumstances.  You should also  consult your tax advisor as to state and local and other tax  consequences,  if any,  of the  Reorganization  because this discussion only relates to federal income tax consequences.

What should I know about Class A, Class B, Class C, Class N
and Class Y shares of each Fund?

      The   rights  of   shareholders   of  both  Funds  are
substantially   the  same.   Both  Funds  are  organized  as
Massachusetts  business  trusts.  Both Funds  Declaration of
Trusts and By-Laws are  substantially  similar  with respect to voting  rights for the  election of  Trustees  and rights
for   mergers,    liquidations   and    distributions    and
redemptions.   Shareholders   of  Growth  Fund  have  voting
rights  that  are  greater  on   significant   matters  that
shareholders  of MAFG  Fund do not have.  Class A,  Class B,
Class C,  Class N and Class Y shares of Growth  Fund will be distributed  to  shareholders  of Class A, Class B, Class C,
Class N and Class Y shares of MAFG  Fund,  respectively,  in connection  with  the  Reorganization.  Each  share  will be fully  paid and  nonassessable  when  issued,  will  have no preemptive or conversion  rights and will be transferable on the books of Growth Fund.  Each Fund's  Declaration of Trust contains an express  disclaimer  of  shareholder  or Trustee liability  for the  Fund's  obligations,  and  provides  for indemnification  and  reimbursement  of expenses  out of its property for any shareholder held personally  liable for its obligations.  Neither Fund permits  cumulative  voting.  The shares of Growth  Fund will be  recorded  electronically  in each  shareholder's  account.  Growth  Fund will then send a confirmation  to each  shareholder.  Shareholders of Class A shares of MAFG Fund holding certificates  representing their shares will not be required to surrender their  certificates in  connection  with  the  reorganization.  However,  former
Class  A   shareholders   of  MAFG  Fund  whose  shares  are
represented by outstanding  share  certificates  will not be allowed  to  redeem,  transfer,  or pledge  shares of Growth
Fund  they   receive   in  the   Reorganization   until  the
certificates  for the exchanged MAFG Fund have been returned to the  Transfer  Agent.  Shareholders  of Class B, Class C,
Class  N and  Class  Y  shares  of  MAFG  Fund  do not  have certificates  representing  their shares.  Their shares will be cancelled.

      Like MAFG Fund,  Growth Fund does not  routinely  hold
annual shareholder meetings.

      COMPARISON OF INVESTMENT OBJECTIVES AND POLICIES

      This  section  describes  key  investment  policies of
MAFG  Fund  and  Growth   Fund,   and   certain   noteworthy
differences  between the investment  objectives and policies of the two  Funds.  For a  complete  description  of  Growth
Fund's  investment  policies  and risks,  please  review its
Prospectus  dated October 23, 2002 as supplemented  July 18,
2003  and the  Statement  of  Additional  Information  dated
October 23, 2002 revised  February 12, 2003 as  supplemented
March  31,  2003.   That  Prospectus  is  attached  to  this
Prospectus  and  Proxy  Statement  as an  enclosure  and  is incorporated herein by reference.

Are   there  any   significant   differences   between   the
investment objectives and strategies of the Funds?

      In considering  whether to approve the Reorganization,
shareholders  of MAFG Fund should  consider the  differences in investment  objectives,  policies and risks of the Funds.
Additional  information  about both Funds is set forth their respective  Statements of Additional  Information and Annual
Reports,  which may be obtained upon request to the Transfer
Agent.  See  "Information  about MAFG Fund" and "Information about Growth Fund."

      MAFG  Fund and  Growth  Fund have  similar  investment
objectives.  Growth Fund seeks  capital  appreciation.  MAFG
Fund  seeks  long-term  capital   appreciation.   MAFG  Fund
invests  in equity  securities,  mainly  20 to 30  companies having  a market  capitalization  greater  than $5  billion.
Growth  Fund  invests  primarily  in  common  stocks of U.S.
companies  and focuses the portfolio by investing in between
20 to 60  companies  having  a market  capitalization  of $2 billion  and  above.  Furthermore,  both Funds may invest in foreign securities.

What are the Main Risks  Associated  with an  Investment  in the Funds?

      Like all  investments,  an  investment  in both of the
Funds  involves  risk.  There is no  assurance  that  either
Fund will meet its  investment  objective.  The  achievement
of  the  Funds'  goals   depends  upon  market   conditions,
generally,  and on the portfolio  manager's  analytical  and portfolio  management  skills.  The  risks  described  below collectively  form the risk  profiles of the Funds,  and can affect  the  value  of the  Funds'  investments,  investment performance  and prices  per  share.  There is also the risk that poor  securities  selection  by the  Manager or Adviser will cause the Fund to  underperform  other  funds  having a similar  objective.  These  risks  mean  that  you can  lose money by  investing  in either  Fund.  When you redeem  your shares,  they may be worth  more or less  than what you paid for them.

How Do the Investment Policies of the Funds Compare?

      MAFG Fund invests  primarily  in large-cap  stocks and
currently  focuses on common stock of 20 to 30 companies the
Adviser   believes   has   earnings   growth   and   capital
appreciation  potential.   Growth  Fund  invests  mainly  in
common  stocks of U.S.  companies.  To focus its  portfolio,
Growth Fund normally  invests in between 20 and 60 companies of relatively few industries  having a large  capitalization or mid-size capitalization,  although this could change over time.

    Through its  master/feeder  structure  MAFG Fund invests
all of its  assets  in the  Master  Fund  that  has the same goals as the Fund.  All  investments  are made by the Master
Fund.  The Fund is  non-diversified.  The Fund's  investment results will correspond  directly to the investment  results of the Master  Fund.  As such,  MAFG Fund is  vulnerable  to the effects of economic  changes  that effect  shares of the
Master Fund.

Risks of Growth Stocks. MAFG Funds invests in stocks of
growth companies, particularly newer companies, which may
offer opportunities for greater long-term capital
appreciation but may be more volatile than stocks of
larger, more established companies. They have greater risks
if the company's earnings growth or stock price fails to
increase as expected.

Other Equity  Securities.  Both Funds emphasize  investments in  common  stocks.  However,  they can  both buy  preferred stocks and securities  convertible  into common stock.  MAFG
Fund  may  also  invest  in  American   Depository  Receipts
("ADRs"),  European Depository  Receipts ("EDRs"),  warrants and rights that can be exercised to obtain  stock,  and real estate investment trusts.

Risks  of  Non-Diversification.  MAFG is  "non-diversified."
That means  that  compared  to funds  that are  diversified,
MAFG Fund can invest a greater  portion of its net assets in the  securities  of one issuer,  such as the Master Fund. As such,  MAFG Fund is  vulnerable  to the  effects of economic
changes  that  affect   shares  of  the  Master   Fund.   In
contrast,  Growth Fund is diversified  and is not subject to the risks of non-diversification.

Industry Focus.  Stocks of issuers in a particular  industry might be affected by changes in  economic  conditions  or by changes in  government  regulations,  availability  of basic resources  or  supplies,  or other  events  that affect that industry  more than  others.  To the  extent  that the Funds have a  greater  emphasis  on  investments  in a  particular industry,  their share  values may  fluctuate in response to events affecting that industry.

Cyclical  Opportunities.  Both  Funds  may also seek to take advantage of changes in the  business  cycle by investing in companies  that  are  sensitive  to  those  changes  if  the
Manager or Adviser believes they have growth potential.  For example,  when the economy is  expanding,  companies  in the consumer  durables  and  technology  sectors may benefit and
offer  long-term   growth   opportunities.   Other  cyclical
industries  include  insurance  and  forest  products,   for
example.  The Funds  focus on seeking  growth  over the long term, but may seek to take tactical  advantage of short-term market movements or events affecting  particular  issuers or industries.

Foreign  Investing.  Growth Fund can purchase foreign equity and  debt  securities.  Growth  Fund  currently  limits  its investments  in foreign  securities  to not more than 10% of its total  assets,  although it has the ability to invest up to 25% of its total  assets.  MAFG Fund can  invest  without limit in the securities of foreign  companies in the form of
ADRs.  In  addition,  MAFG Fund may  invest up to 10% of its total  assets  in  other  forms  of  securities  of  foreign companies  including  EDRs or other  securities  convertible into securities of foreign companies.

      MAFG  Fund may  purchase  the  securities  of  certain
foreign  investment   corporations  called  passive  foreign
investment  companies  ("PFICs")  and is  subject to certain percentage  limitations  under the  Investment  Company  Act
relating  to  the  purchase  of   securities  of  investment
companies, and, consequently,  MAFG Fund may have to subject any  of  its  investments  in  other  investment  companies, including  PFICs, to the limitation that no more than 10% of the value of the MAFG  Fund's  total  assets may be invested in such securities.

      While foreign  securities may offer special investment
opportunities,  they also have special risks that can reduce a Fund's  share  prices and  income.  The change in value of foreign  currency  against the U.S.  dollar will result in a change in the U.S.  dollar value of  securities  denominated in that  foreign  currency.  Currency  rate changes can also affect  the  distributions  a Fund  makes from the income it receives from foreign  securities if foreign currency values change  against  the  U.S.  dollar.  Foreign  investing  can result in higher  transaction  and  operating  costs for the
Fund investing in them.  Foreign  issuers are not subject to the same  accounting and disclosure  requirements  that U.S.
companies  are subject to. The value of foreign  investments
may   be   affected   by   exchange   control   regulations,
expropriation  or  nationalization  of a  company's  assets,
foreign  taxes,   delays  in  settlement  of   transactions,
changes in governmental,  economic or monetary policy in the
U.S. or abroad,  or other  political  and economic  factors.
The risks of investing in foreign  securities  are generally greater for investments in emerging markets.

Special Risks of Emerging  Markets.  MAFG Fund can invest in
emerging  markets.  In  contrast,   Growth  Fund  does  not.
Emerging  and  developing  markets  abroad  may  also  offer special  opportunities for growth investing but have greater risks than more developed foreign markets,  such as those in
Europe, Canada,  Australia, New Zealand and Japan. There may
be even less  liquidity  in their  securities  markets,  and settlements  of  purchases  and sales of  securities  may be subject  to  additional  delays.  MAFG  Fund is  subject  to greater risks of limitations on the  repatriation  of income and  profits  because of  currency  restrictions  imposed by local  governments.  Those  countries may also be subject to the risk of  greater  political  and  economic  instability, which  can  greatly  affect  the  volatility  of  prices  of securities in those countries.

Illiquid and  Restricted  Securities.  Both Funds can invest in illiquid or restricted  securities.  Growth Fund will not invest  more  than  10% of its net  assets  in  illiquid  or restricted securities.  The Board can increase that limit to
15%.  MAFG  Fund  will not  invest  more than 15% of its net assets in illiquid  or  restricted  securities.  Investments may be illiquid  because they do not have an active  trading market,  making it  difficult  to value  them or  dispose of
them   promptly  at  an  acceptable   price.   A  restricted
security is one that has a  contractual  restriction  on its resale  or  which  cannot  be  sold  publicly  until  it  is
registered  under  the  Securities  Act  of  1933.   Certain
restricted  securities  that  are  eligible  for  resale  to qualified  institutional  purchasers  may not be  subject to that  limit.  Both  the  Manager  and  the  Adviser  monitor holdings  of  illiquid  securities  on an  ongoing  basis to determine  whether to sell any holdings to maintain adequate liquidity.

Derivative  Investments.  Both  Funds can invest in a number of different  kinds of  "derivative"  investments.  However, neither  Fund  uses or  contemplates  using  derivatives  or hedging  instruments  to a significant  degree and the Funds are not obligated to use them in seeking  their  objectives.
In general terms,  a derivative  investment is an investment contract  whose  value  depends on (or is derived  from) the value  of an  underlying  asset,  interest  rate  or  index.
Options,   futures  contracts,   structured  notes  such  as
indexed  securities  or  inverse  securities,  equity-linked
debt  securities  of  an  issuer,   collateralized  mortgage
obligations  ("CMOs"),  swaps,  and hedging  instruments are derivative  instruments MAFG Fund can use. Options,  futures contracts,  equity-linked  debt  securities of an issuer and other  hedging  instruments  may  be  considered  derivative
investments   for  Growth   Fund.   In   addition  to  using
derivatives for hedging,  including anticipatory hedging for
MAFG   Fund,   both   Funds   might  use  other   derivative
investments  because they offer the  potential for increased income and/or principal value.

      Derivatives   have   risks.   If  the  issuer  of  the
derivative  does not pay the amount due,  the Funds can lose
money  on  the  investment.   The  underlying   security  or
investment  on  which  the  derivative  is  based,  and  the derivative itself,  might not perform the way the Manager of
Growth  Fund and the  Adviser  of MAFG Fund  expected  it to perform.  Interest  rate and  stock  market  changes  in the
U.S.  and  abroad  may also  influence  the  performance  of derivatives.  As a result of these  risks,  both Funds could realize less  principal or income from the  investment  than expected  or  their  hedge  might be  unsuccessful.  If that
happens,   the  Funds'  share  prices  could  fall.  Certain
derivative investments held by the Funds may be illiquid.

      Certain  types of  investments  or trading  strategies
(such  as   borrowing   money  to  increase  the  amount  of
investment)  may be subject to leverage  risk.  This means a
relatively   small  market  movement  may  result  in  large
changes in the value of an investment.  Certain  investments or trading  strategies  that involve  leverage can result in losses that greatly exceed the amount  originally  invested.
Derivatives  may be difficult or  impossible  to sell at the time that the  seller  would  like or at the price  that the seller believes the security is currently worth.

Hedging.  Both  Funds  can buy and sell  futures  contracts, put and call options and forward  contracts  and in the case of MAFG Fund,  swaps.  These are all referred to as "hedging instruments."  The Funds are not  required  to hedge to seek their  objectives.  The  Funds  have  limits on their use of hedging and types of hedging  instruments  that can be used, and do not use them for speculative purposes.

      Some of these  strategies  could be used to hedge  the
Funds' portfolio against price  fluctuations.  Other hedging strategies,  such as buying futures and call options,  could increase  the  Funds'  exposure  to the  securities  market.
Forward  contracts  can be  used  to try to  manage  foreign currency  risks on the Funds' foreign  investments.  Foreign currency  options  can be  used  to try to  protect  against declines  in the  dollar  value of  foreign  securities  the
Funds own,  or to protect  against an increase in the dollar cost of buying foreign securities.

      There are also  special  risks in  particular  hedging
strategies.   Options   trading   involves  the  payment  of
premiums  and has special  tax effects on the Funds.  If the
Adviser for MAFG Fund,  and the Manager for Growth Fund used a  hedging  instrument  at the wrong  time or judged  market
conditions  incorrectly,   the  hedge  might  fail  and  the
strategy  could reduce the Funds'  return.  Both Funds could also  experience  losses if the prices of their  futures and options  positions  were not  correlated  with  their  other investments  or if  they  could  not  close  out a  position because of an illiquid market.

Portfolio  Turnover.  Both  Funds can  engage in  short-term trading  to  achieve  their  objective.  Portfolio  turnover affects  brokerage  costs the Funds pay. Both Funds may have a portfolio  turnover  rate in excess of 100%. If both Funds
realize   capital  gains  when  they  sell  their  portfolio
investments,  generally  they  must pay out  those  gains to shareholders, increasing taxable distributions.

Investing  in Small,  Unseasoned  Companies.  Both Funds can
invest in small unseasoned  companies.  MAFG Fund can invest without  limit and,  as a  fundamental  policy,  Growth Fund will not  invest  more  than 15% of  total  assets  (current intent is not to exceed 5% of net assets) in  securities  of small  unseasoned  companies.  These are companies that have been in operation  for less than three years,  including the
operations   of  any   predecessors.   Securities  of  these
companies  may be subject  to  volatility  in their  prices.
They may have a limited trading market,  which may adversely affect the Funds'  ability to dispose of them and can reduce the  price  the  Funds  might be able to  obtain  for  them.
Other  investors  that  own a  security  issued  by a small, unseasoned  issuer  for  which  there is  limited  liquidity might trade the security  when the Funds are  attempting  to dispose of their  holdings  of that  security.  In that case the Funds  might  receive a lower  price for their  holdings
than   might   otherwise   be   obtained.   These  are  more
speculative  securities  and can increase the Funds' overall portfolio risks.

Investment  in Other  Investment  Companies.  Both Funds can
under  certain  circumstances,  invest  in other  investment companies.  MAFG Fund is a feeder fund that  invests 100% of its  assets  in a  corresponding  Master  Fund,  which  is a registered  investment  company.  The  Master  Fund can also invest its  assets in shares of  investment  companies  when permitted by applicable  law. As a  non-fundamental  policy,
Growth Fund  generally  cannot invest in securities of other investment  companies,  except to the extent permitted under
the  Investment   Company  Act,  the  rules  or  regulations
thereunder  or any  exemption  therefrom,  as such  statute, rules or  regulations  may be  amended or  interpreted  from time to time.

      An  investment  in  another   investment  company  may
involve the payment of substantial  premiums above the value of such  investment  company's  portfolio  securities and is subject to  limitations  under the  Investment  Company Act.
As a shareholder in an investment  company,  a fund would be subject to its ratable  share of that  investment  company's expenses,  including its advisory and  administration  fees.
At the same time,  that Fund  would bear its own  management fees and other expenses.

Repurchase  Agreements.  Both Funds can  acquire  securities
subject   to   repurchase   agreements.   In  a   repurchase
transaction,   the   Funds   buy  a   security   from,   and
simultaneously   resell  it  to,  an  approved   vendor  for
delivery on an  agreed-upon  future  date.  The resale price exceeds the  purchase  price by an amount  that  reflects an agreed-upon  interest  rate  effective for the period during which  the  repurchase  agreement  is  in  effect.  Approved vendors  include U.S.  commercial  banks,  U.S.  branches of foreign banks, or  broker-dealers  that have been designated as primary dealers in government securities.  They must meet credit  requirements  set by the  Growth  Fund's  Boards  of
Trustees and MAFG Fund's Advisor from time to time.

      The  majority  of these  transactions  run from day to
day, and delivery  pursuant to the resale  typically  occurs
within  one  to  five  days  of  the  purchase.   Repurchase
agreements  having a maturity  beyond seven days are subject to the Funds' limits on holding  illiquid  investments.  The
Funds  will  not  enter  into a  repurchase  agreement  that causes  more than 15% of MAFG  Fund's  net assets and 10% of
Growth  Fund's  net  assets  to  be  subject  to  repurchase agreements  having a maturity  beyond  seven days.  There is no limit on the amount of the Funds' net assets  that may be subject to repurchase  agreements having maturities of seven days or less.

      Pursuant to an Exemptive  Order issued by the SEC, the
Funds,  along with other affiliated  entities managed by the
Manager,  may transfer  uninvested cash balances into one or
more  joint   repurchase   accounts.   These   balances  are
invested in one or more  repurchase  agreements,  secured by
U.S. government  securities.  Securities that are pledged as
collateral   for   repurchase   agreements  are  held  by  a
custodian  bank  until the  agreements  mature.  Each  joint repurchase  arrangement  requires  that the market  value of the  collateral be sufficient to cover  payments of interest and  principal;  however,  in the  event of  default  by the other  party  to the  agreement,  retention  or  sale of the collateral may be subject to legal proceedings.

Loans of  Portfolio  Securities.  Both  Funds can lend their portfolio securities to brokers,  dealers and other types of financial  institutions  approved  by the  Funds'  Boards of
Trustees to raise cash for liquidity  purposes.  These loans are  limited  to not more  than 25% of the  value of  Growth
Fund's  total assets and 33 1/3% of the value of MAFG Fund's total  assets.  Growth  Fund  currently  does not  intend to engage  in loans  of  securities,  but if it does  so,  such loans  will  not  likely  exceed  5%  of  the  Fund's  total assets.  The Master  Fund has  received an  exemptive  order from the SEC permitting it to lend  portfolio  securities to
Merrill Lynch Pierce, Fenner & Smith Incorporated  ("Merrill
Lynch") or its  affiliates  and to retain an  affiliated  of the Master Fund as a lending agent.

      There are some  risks in  connection  with  securities
lending.  The Funds might  experience  a delay in  receiving additional  collateral  to  secure  a loan,  or a  delay  in
recovery   of  the  loaned   securities   if  the   borrower
defaults.  The Funds must receive collateral for a loan.

      When they lend  securities,  the Funds receive amounts
equal to the  dividends  or interest  on loaned  securities.
It also  receives one or more of (a)  negotiated  loan fees,
(b)  interest  on  securities  used as  collateral,  and (c)
interest on any short-term  debt  securities  purchased with such loan collateral.  Either type of interest may be shared with  the  borrower.  The  Funds  may  also  pay  reasonable finder's,  custodian and  administrative  fees in connection with these  loans.  The terms of the Funds'  loans must meet applicable  tests under the  Internal  Revenue Code and must permit  the Funds to  reacquire  loaned  securities  on five days' notice or in time to vote on any important matter.

Real  Estate  Investment  Trusts.  Only MAFG Fund may invest in equity Real Estate  Investment  Trusts  ("REITs").  REITs
are   entities   which   either  own   properties   or  make
construction  or  mortgage  loans.  Equity  REITs  may  also include operating or financing  companies.  Equity REITs own real  estate  directly  and the value of, and income  earned by,  the Fund  depends  upon the  income  of the  underlying properties  and the rental  income they earn.  Equity  REITs can also realize  capital gains by selling  properties  that have  appreciated in value.  The value of securities  issued by REITs are  affected  by tax and  regulatory  requirements and by  perceptions  of  management  skill.  They  are  also
subject  to  heavy  cash  flow   dependency,   defaults   by
borrowers or tenants,  self-liquidation,  the possibility of failing to qualify for  tax-free  status  under the Internal
Revenue  Code,  and failing to maintain  exemption  from the
Investment  Company  Act.  Because  REITs  normally  pay  an advisory  fee and other  expenses,  a  shareholder  in these
Funds  may be  subject  to  duplicative  fees and  expenses.
Growth Fund cannot invest in REITs.

Short Sales. MAFG Fund may invest in short positions,  while
Growth  Fund  cannot.  MAFG  Fund  may make  short  sales of securities,  either as a hedge against potential declines in value of a  portfolio  security  or to realize  appreciation when a  security  that the Fund  does  not own  declines  in value.  MAFG  Fund  will  not make a short  sale  if,  after giving  effect  to  such  sale,  the  market  value  of  all securities  sold short  exceeds 5% of the value of its total assets.  MAFG Fund may also make short  sales  "against  the box"  without  being  subject to such  limitations.  In this type of short sale,  at the time of the sale,  the Fund owns or has the immediate and unconditional  right to acquire the identical security at no additional cost.

Temporary  Defensive  and Interim  Investments.  In times of
adverse  or   unstable   market,   economic   or   political
conditions,  both  Funds  can  invest  up to 100%  of  their
assets  in   temporary   defensive   investments   that  are
inconsistent   with   the   Funds'   principal    investment
strategies.  Generally they would be cash equivalents  (such as commercial paper),  money market instruments,  short-term debt  securities,  U.S.  government  securities,  repurchase agreements and in the case of MAFG Fund,  purchase and sales contracts.  They could include other  investment  grade debt securities.  MAFG Fund can also  invest  in such  short-term securities for cash management  purposes.  Growth Fund might also hold these types of securities  pending the  investment of  proceeds  from the sale of Fund's  shares  or  portfolio securities  or  to  meet  anticipated  redemptions  of  Fund shares.  To the  extent  the  Funds  invest  defensively  in these  securities,  they might not achieve their  investment objectives.

What  are the  Fundamental  Investment  Restrictions  of the
Funds?

      Both  MAFG   Fund  and   Growth   Fund  have   certain
additional  investment  restrictions  that  are  fundamental policies,  changeable  only by  shareholder  approval.  Both
Funds'  investment   objectives  are  fundamental  policies.
Generally,  the investment  restrictions are similar between the Funds and are discussed below:

Diversification: Growth Fund cannot buy securities issued
or guaranteed by any one issuer if more than 5% of their
total assets would be invested in securities of that issuer
or if they would then own more than 10% of that issuer's
voting securities. That restriction applies to 75% of the
Fund's total assets. The limit does not apply to securities
issued by the U.S. Government or any of its agencies or
instrumentalities or securities of other investment
companies.  MAFG Fund is non-diversified and does not have
similar restrictions.

Commodities:  Neither Fund can invest in commodities, except as  described  herein.  MAFG Fund cannot  invest in physical commodities or physical  commodity  contracts  except to the
extent  that  the  Fund  may  do  so  in   accordance   with
applicable  law and the Fund's  Prospectus  and Statement of
Additional Information,  as they may be amended from time to time,  and without  registering as a commodity pool operator
under  the  Commodity   Exchange  Act.  Growth  Fund  cannot
invest in commodities or commodity  contracts other than the
hedging   instruments   permitted   by  any  of  its   other
fundamental   policies,   whether   or  not   such   hedging
instrument  is  considered  to be a commodity  or  commodity contract.

Loans:  Neither  Fund can make  loans,  except as  described herein.  MAFG Fund  cannot  make loans  except  (a)  through lending of  securities,  (b)  through  the  purchase of debt instruments,  loan  participations  or similar  evidences of indebtedness,  (c)  through an  inter-fund  lending  program with other  affiliated  funds,  and (d)  through  repurchase agreements.  Growth Fund  cannot  make loans,  except to the extent  permitted  under the  Investment  Company  Act,  the rules or regulations  thereunder or any exemption  therefrom that is applicable  to the Fund,  as such statute,  rules or regulations  may be  amended  or  interpreted  from  time to time.

Borrowing:  Neither  Fund can  borrow,  except as  described herein.  MAFG Fund cannot  borrow money in excess of 33 1/3%
of the value of its total assets.  MAFG Fund may borrow only from banks  and/or  affiliated  investment  companies.  With respect  to this  fundamental  policy,  MAFG Fund can borrow only if it  maintains  a 300% ratio of assets to  borrowings at all  times in the  manner  set  forth  in the  Investment
Company  Act.  Growth Fund may not borrow  money,  except as permitted  by the  Investment  Company  Act,  the  rules  or regulations  thereunder or any exemption  therefrom  that is
applicable  to  the  Fund,   as  such   statute,   rules  or
regulations  may be  amended  or  interpreted  from  time to time.

Concentration:  Neither  Fund can  concentrate  investments, meaning  that  neither  Fund can  invest  25% or more of its total assets in companies in any one  industry.  In the case of Growth  Fund,  that  limit  does not apply to  securities issued or guaranteed by the U.S.  government or its agencies and  instrumentalities  or  securities  issued by investment companies.  In the case of MAFG  Fund  that  limit  does not apply to securities of the U.S.  government and its agencies and instrumentalities.

Underwriting:  Neither  Fund can  underwrite  securities  of other  companies.  A  permitted  exception  is in case it is deemed  to be an  underwriter  under the  Securities  Act of
1933  when  reselling  any   securities   held  in  its  own
portfolio.

Real  Estate:  Neither  Fund  can  invest  in  real  estate.
However,   each   Fund   can   purchase   readily-marketable
securities of companies  holding real estate or interests in real  estate.  In the  case  of  MAFG  Fund,  to the  extent
permitted  by  applicable   law,  the  Fund  may  invest  in
securities  directly or indirectly secured by real estate or interests  therein  or issued by  companies  that  invest in real estate or interests therein.

Senior   Securities:   Neither   Fund  can   issue   "senior
securities."  However,  that  restriction  does not prohibit either Fund from entering into margin,  collateral or escrow arrangements  permitted  by its other  investment  policies.
Growth  Fund's  policy  regarding  senior  securities  is an operating  policy  which  is not a  fundamental  policy  but which  will not be  changed  without  shareholder  approval.
MAFG  Fund may not issue  senior  securities  to the  extent such issuance would violate applicable law.

Percentage   Restrictions:    Only   Growth   Fund   has   a
fundamental   policy  pursuant  to  which  the  Fund  cannot
deviate from the percentage  restrictions  that apply to its investments in small,  unseasoned  companies,  borrowing for leverage and loans of portfolio securities.

Do  the   Funds   have   any   restrictions   that  are  not
fundamental?  The Funds  have a number  of other  investment restrictions that are not fundamental policies,  which means that they can be changed  by vote of a majority  of a Fund's
Board of Trustees without shareholder  approval (excepted as indicated below).
Investment   for  Control:   MAFG  Fund  cannot   invest  in
companies   for  the   purpose  of   acquiring   control  or
management of them.  Investments by the Fund in wholly-owned investment  entities  created  under  the  laws  of  certain countries will not be deemed the making of  investments  for the purpose of exercising control or management

Senior   Securities:   As  described   above,   Growth  Fund
currently   has  an  operating   policy   (which  is  not  a
fundamental  policy  but will  not be  changed  without  the approval  of a  shareholder  vote) that  prohibits  the Fund from issuing senior  securities.  However,  that policy does not prohibit the Fund from entering into margin,  collateral or escrow  arrangements  permitted  by its other  investment policies.

How do the Account Features and Shareholder Services for
the Funds Compare?

      Investment  Management  - Pursuant  to the Growth Fund
Advisory  Agreement,  the  Manager  acts  as the  investment advisor  for  Growth  Fund.  MAFG  Fund  invests  all of its assets in shares of a Master  Fund.  Accordingly,  MAFG Fund does not invest  directly in  portfolio  securities  and all portfolio  management  occurs  at the  level  of the  Master
Fund.  The  Master  Fund  has  entered  into  an  investment management  agreement  with  Fund  Asset  Management,  L.P., doing business as Mercury Advisors,  as Adviser (the "Master
Fund  Advisory  Agreement").  Under the Growth Fund Advisory
Agreement  and  the  Master  Fund  Advisory  Agreement,  the
Manager  or  Advisor  is  authorized  and  directed  to  (i)
regularly provide  investment advice and  recommendations to
each  Fund  with   respect   to  the   Fund's   investments,
investment  policies and the purchase and sale of securities and  other  investments;  (ii)  supervise  and  monitor  the investment  program of each Fund and the  composition of its
portfolio   to   determine   what   securities   and   other
investments  shall be  purchased  or sold by each Fund;  and
(iii)  arrange  for the  purchase  of  securities  and other investments  for each  Fund and the sale of  securities  and other investments held in the portfolio of each Fund.

      The  advisory  agreements  state  that the  Manager or
Adviser will provide administrative  services for the Funds,
including    compilation   and   maintenance   of   records,
preparation  and  filing  of  reports  required  by the SEC,
reports   to   shareholders,   and   composition   of  proxy
statements and registration  statements  required by federal and state  securities laws. The  administrative  services to be  provided by the  Manager or Adviser  under the  advisory agreements will be at its own expense.

      Expenses  not  expressly  assumed  by the  Manager  or
Adviser under the advisory  agreements or by the Distributor under the General  Distributor's  Agreement  are paid by the
Funds.  The advisory  agreements  list  examples of expenses paid by the Funds,  the major  categories of which relate to interest,  taxes,  brokerage  commissions,  fees to  certain
Trustees,  legal and audit expenses,  custodian and transfer agent expenses,  share issuance costs,  certain printing and registration  costs and  non-recurring  expenses,  including litigation costs.

      Growth Fund's Advisory  Agreement  generally  provides
that in the  absence  of  willful  misfeasance,  bad  faith, gross  negligence  in  the  performance  of  its  duties  or reckless  disregard of its  obligations and duties under the advisory  agreement,  the Manager is not liable for any loss sustained  by reason of good faith  errors or  omissions  in connection  with  any  matters  to  which  the  agreement(s)
relate.   The  agreement  permits  the  Manager  to  act  as
investment   advisor   for  any   other   person,   firm  or
corporation.  Pursuant  to the  agreement,  the  Manager  is permitted to use the name  "Oppenheimer"  in connection with
other   investment   companies  for  which  it  may  act  as
investment  advisor or general  distributor.  If the Manager shall no longer act as  investment  advisor to Growth  Fund, the  Manager may  withdraw  the right of the Fund to use the name "Oppenheimer" as part of its name.

      The Manager is controlled by  Oppenheimer  Acquisition
Corp.,  a holding  company owned in part by senior  officers of the Manager and  ultimately  controlled by  Massachusetts
Mutual  Life  Insurance  Company,  a mutual  life  insurance company  that also  advises  pension  plans  and  investment companies.  The  Manager  has  been  an  investment  advisor since January 1960.  The Manager (and its  subsidiaries  and controlled  affiliates)  managed  more than $130  billion in assets  as of June 30,  2003,  including  other  Oppenheimer funds with more than  seven  million  shareholder  accounts.
The Manager is located at 498 Seventh Avenue,  New York, New
York  10018.   The  Adviser  is   organized   as  a  limited
partnership,  the partners of which are Merrill Lynch & Co.,
Inc., a financial  services  holding  company and the parent of  Merrill  Lynch  and  Princeton  Services,  Inc.  Merrill
Lynch & Co.,  Inc. and Princeton  Services are  "controlling persons"  of the  Adviser  as defined  under the  Investment
Company  Act  because  of  their  ownership  of  its  voting
securities   and  their  power  to  exercise  a  controlling
influence     over    its     management     or    policies.
OppenheimerFunds  Services, a division of the Manager,  acts as transfer and  shareholder  servicing agent and is paid an annual per  account fee by each of MAFG Fund and Growth Fund and for certain other  open-end funds managed by the Manager and its affiliates.

      Distribution  -  Pursuant  to  General   Distributor's
Agreements,  the Distributor  acts as principal  underwriter in a  continuous  public  offering  of shares of both Funds, but is not  obligated  to sell a specific  number of shares.
Expenses   normally   attributable   to   sales,   including
advertising   and  the   cost  of   printing   and   mailing
prospectuses   other  than  those   furnished   to  existing
shareholders,  are  borne  by the  Distributor,  except  for those for which the  Distributor  is paid under each  Fund's
Rule 12b-1 Distribution and Service Plan described below.

      Both Funds have adopted a Service  Plan and  Agreement
under Rule  12b-1 of the  Investment  Company  Act for their
Class  A  shares.   The  Service   Plan   provides  for  the
reimbursement  to the Distributor for a portion of its costs
incurred  in  connection  with  the  personal   service  and
maintenance  of  accounts  that  hold  Class A shares of the respective  Funds.  Under the Service  Plans,  reimbursement is made  quarterly  at an annual  rate  that may not  exceed
0.25% of the average  annual net assets of Class A shares of the  Funds.  The  Distributor  currently  uses  all of those
fees  to  compensate  dealers,   brokers,  banks  and  other
financial  institutions  quarterly  for  providing  personal service and  maintenance of accounts of their customers that hold Class A shares of the respective Funds.

      Both  Funds  have  adopted  Distribution  and  Service
Plans  under Rule 12b-1 of the  Investment  Company  Act for their  Class  B,  Class C and  Class N  shares.  The  Funds'
Plans  compensate the Distributor for its services and costs in connection with the  distribution of Class B, Class C and
Class N shares and the personal  service and  maintenance of shareholder  accounts.  Under both Funds'  Plans,  the Funds pay  the  Distributor  an  asset-based  sales  charge  at an annual  rate of 0.75% of Class B and Class C assets,  and an
annual   asset-based  sales  charge  of  0.25%  on  Class  N
shares.  The  Distributor  also  receives  a service  fee of
0.25% of  average  annual net  assets  under each plan.  All fee  amounts are  computed on the average  annual net assets of the  class  determined  as of the  close of each  regular business day of each Fund. The  Distributor  uses all of the service  fees to  compensate  broker-dealers  for  providing personal  services  and  maintenance  of  accounts  of their customers  that hold  shares of the  Funds.  The Class B and
Class  N  asset-based  sales  charges  are  retained  by the
Distributor.  After the first year,  the Class C asset-based sales charges are paid to  broker-dealers  who hold or whose clients  hold  Class C shares as an ongoing  concession  for shares that have been outstanding for a year or more.

      Purchases  and  Redemptions  - Both  Funds are part of
the   OppenheimerFunds   family   of   mutual   funds.   The
procedures  for  purchases,  exchanges  and  redemptions  of shares of the Funds are nearly identical,  however, for MAFG
Fund,   not  only  can  shares  be   redeemed  by  mail  and
telephone,  but by wire as well.  Shares of either  Fund may
be  exchanged   for  shares  of  the  same  class  of  other
Oppenheimer    funds   offering   such   shares.    Exchange
privileges  are subject to amendment or  termination  at any time.

      Both  Funds  have  the  same  initial  and  subsequent
minimum  investment  amounts  for the  purchase  of  shares.
These amounts are $1,000 and $50,  respectively.  Both Funds have a  maximum  initial  sales  charge  of 5.75% on Class A shares  for  purchases  of  less  than  $25,000.  The  sales charge of 5.75% is reduced for  purchases  of Class A shares of $25,000 or more.  Investors  who  purchase  $1 million or more of Class A shares pay no initial  sales  charge.  Class
B shares  of the Funds are sold  without a  front-end  sales charge but investors  will pay an annual  asset-based  sales charge.  If investors  sell their shares within six years of buying them,  they will  normally pay a contingent  deferred sales  charge  ("CDSC").  The CDSC  begins at 5% for  shares redeemed  in the first year and  declines to 1% in the sixth year and is  eliminated  after  that.  Class C shares may be purchased  without an initial  sales  charge,  but investors
will  pay  an  annual   asset-based  sales  charge,  and  if
redeemed  within 12 months of buying  them, a CDSC of 1% may
be  deducted.   Class  N  shares   (available  only  through
certain  retirement  plans) are purchased without an initial sales charge,  but investors will pay an annual  asset-based sales  charge,  and if  redeemed  within  18  months  of the retirement  plan's first purchase of Class N shares,  a CDSC of 1% may be deducted.

      Class A,  Class B, Class C, Class N and Class Y shares
of  Growth  Fund  received  in the  Reorganization  will  be issued at net asset  value,  without a sales  charge  and no
CDSC will be imposed on any MAFG Fund shares  exchanged  for
Growth  Fund  shares  as a  result  of  the  Reorganization.
However,  any CDSC that  applies  to MAFG Fund  shares as of the date of the  exchange  will  carry  over to Growth  Fund shares received in the Reorganization.

      Shareholder   Services--Both   Funds   also  offer  the
following  privileges:  (i)  Right  of  Accumulation,   (ii)
Letter  of  Intent,  (iii)  reinvestment  of  dividends  and distributions  at net  asset  value,  (iv) net  asset  value purchases by certain  individuals  and  entities,  (v) Asset
Builder   (automatic   investment)   Plans,  (vi)  Automatic
Withdrawal  and  Exchange  Plans  for  shareholders  who own shares  of  the  Funds  valued  at  $5,000  or  more,  (vii)
AccountLink and PhoneLink arrangements,  (viii) exchanges of shares for shares of the same class of certain  other  funds at net asset value,  (ix) telephone and Internet  redemption and  exchange  privileges  and (x) for MAFG Fund only,  wire redemptions  of  fund  shares  (for  a  fee).  All  of  such
services  and   privileges   are  subject  to  amendment  or
termination  at any time and are subject to the terms of the
Funds' respective prospectuses.

      Dividends  and  Distributions  - Both Funds  intend to
declare  dividends  separately for each class of shares from net  investment  income on an annual  basis and to pay those dividends to  shareholders in December on a date selected by the  Board  of  Trustees  of each  Fund.  Dividends  paid on
Class A and Class Y shares  will  generally  be higher  than dividends  for  Class B,  Class C and  Class N shares  which normally  have  higher  expenses  than  Class A and  Class Y shares.  Both Funds have no fixed  dividend  rates and there can be no guarantee  that either Fund will pay any dividends or distributions.

      Either Fund may realize  capital  gains on the sale of
portfolio   securities.    If   it   does,   it   may   make
distributions   out  of  any  net  short-term  or  long-term
capital  gains in December of each year.  The Funds may make supplemental  distributions  of dividends  and capital gains following the end of their fiscal years.
                     VOTING INFORMATION

How many votes are necessary to approve the Reorganization
Agreement?

      The  affirmative  vote of the holders of a majority of
the  outstanding   voting  securities  (as  defined  in  the
Investment   Company   Act)  of  MAFG  Fund  voting  in  the
aggregate  and not by  class is  necessary  to  approve  the
Reorganization  Agreement and the transactions  contemplated thereby.  As  defined in the  Investment  Company  Act,  the vote of a majority of the outstanding  shares means the vote of  (1)  67% or  more  of  MAFG  Fund's  outstanding  shares present at a meeting if the  holders of more than 50% of the outstanding  shares of the Fund are  present or  represented by  proxy;  or (2) more than 50% of the  Fund's  outstanding
shares,   whichever  is  less.  Each   shareholder  will  be
entitled to one vote for each full share,  and a  fractional vote for each  fractional  share  of MAFG  Fund  held on the
Record  Date.  If  sufficient  votes to approve the proposal are not  received  by the date of the  Meeting,  the Meeting
may  be  adjourned  to  permit   further   solicitation   of
proxies.  The  holders of a majority  of shares  entitled to vote at the  Meeting  and  present  in  person  or by  proxy
(whether  or not  sufficient  to  constitute  a quorum)  may adjourn  the  Meeting  to  permit  further  solicitation  of proxies.

How do I ensure my vote is accurately recorded?

      You can vote in three (3) different ways:

o     By mail, with the enclosed proxy card
o     In person at the Meeting
o     By telephone (please see the insert for instructions)

      Voting by telephone is convenient and can help reduce
                             ----------     ----------------
MAFG  Fund's  expenses.  Shareholders  must  enter a  unique
----------------------
control  number  found on  their  respective  proxy  ballots before providing voting  instructions by telephone.  After a shareholder provides his or her voting  instructions,  those instructions  are  read  back  to the  shareholder  and  the shareholder  must  confirm  his or her  voting  instructions
before   disconnecting   the  telephone   call.  The  voting
procedures  used in  connection  with  telephone  voting are
designed  to   reasonably   authenticate   the  identity  of
shareholders to permit  shareholders to authorize the voting of their shares in accordance  with their  instructions  and to  confirm  that  their  instructions  have  been  properly recorded.  Please be advised  that the  deadline  for voting by  telephone  is 3:00 P.M.  Eastern time ("ET") on the last business day before the Meeting.

      Whichever  method you choose,  please take the time to
read the full text of the proxy statement before you vote.

      Proxy  ballots  that are  properly  signed,  dated and
received  at or prior  to the  Meeting,  or any  adjournment thereof, will be voted as specified.  If you simply sign and date the proxy but give no voting instructions,  your shares will be voted in favor of the Reorganization Agreement.

Can I revoke my proxy?

      You may  revoke  your  proxy at any time  before it is
voted by (i) writing to the  Secretary  of MAFG Fund at 6803
South Tucson Way,  Centennial,  Colorado  80112 (if received in time to be acted upon);  (ii)  attending  the meeting and voting in  person or (iii)  signing  and  returning  a later dated proxy (if returned and received in time to be voted).

What other matters will be voted upon at the Meeting?

      The Board of  Trustees of MAFG Fund does not intend to
bring any  matters  before  the  Meeting  other  than  those described  in  this  proxy.  It is not  aware  of any  other matters to be brought  before the Meeting by others.  If any other  matters  legally come before the  Meeting,  the proxy ballots confer discretionary  authority with respect to such matters,  and it is the  intention  of the persons  named as attorneys-in-fact  to vote proxies in accordance  with their judgment in such matters.

Who is entitled to vote?

    Shareholders  of  record  of MAFG  Fund at the  close of
business  on August 12,  2003 (the  "record  date")  will be entitled  to vote at the Meeting or any  adjournment  of the
Meeting.  As of the close of  business  on August 12,  2003, there  were  886,325.441  outstanding  shares of MAFG  Fund, consisting of 435,340.847 Class A shares,  174,828.391 Class
B shares,  242,764.990  Class C shares,  33,291.213  Class N shares  and  100.000  Class Y  shares.  As of the  close  of business  on August  12,  2003,  there  were  63,246,057.289
outstanding   shares   of   Growth   Fund,   consisting   of
45,816,735.283  Class  A  shares,   11,370,610.413  Class  B
shares,  3,189,626.585  Class C shares,  297,658.241 Class N shares  and  2,571,426.767  Class Y shares.  Under  relevant state  law,  proxies  representing  abstentions  and  broker non-votes  will be  included  for  purposes  of  determining whether a quorum is present  at the  Meeting.  For  purposes of  the  Meeting,  a  majority  of  shares  outstanding  and entitled  to vote,  present  in  person  or  represented  by proxy,  constitutes a quorum.  Growth Fund  shareholders  do not vote on the Reorganization.

Voting  By  Broker-Dealers.  Shares  of MAFG  Fund  owned of record by a  broker-dealer  for the benefit of its customers
("street   account   shares")   will   be   voted   by   the
broker-dealer  based  on  instructions   received  from  its
customers.    If   no   instructions   are   received,   the
broker-dealer   may  (if  permitted  by   applicable   stock
exchange  rules) vote, as record holder of such shares,  for
the   Reorganization   in  the  same   proportion   as  that
broker-dealer  votes street  account shares for which it has
received   voting   instructions   in  time  to  be   voted.
Beneficial  owners of street  account  shares cannot vote in person  at the  meeting.  Only  record  owners  may  vote in person at the meeting.

      A "broker  non-vote"  is deemed to exist  when a proxy
received  from a broker  indicates  that the broker does not have  discretionary  authority  to vote the  shares  on that matter.  Abstentions  and  broker  non-votes  will  have the same effect as a vote against the Reorganization.

Voting  by  the   Trustee   for   OppenheimerFunds-Sponsored
Retirement   Plans.    Shares   of   MAFG   Fund   held   in
OppenheimerFunds-sponsored  retirement  accounts  for  which votes are not  received as of the last  business  day before the  Meeting  Date,  will be voted by the  trustee  for such accounts in the same  proportion  as shares for which voting instructions  from the MAFG Fund's other  shareholders  have been timely received.

What other solicitations will be made?

      MAFG   Fund   will   request    broker-dealer   firms,
custodians,   nominees  and  fiduciaries  to  forward  proxy
material to the  beneficial  owners of the shares of record,
and  may  reimburse  them  for  their  reasonable   expenses
incurred  in  connection  with such proxy  solicitation.  In addition to solicitations by mail,  officers of MAFG Fund or
officers  and   employees  of   OppenheimerFunds   Services,
without  extra pay,  may  conduct  additional  solicitations personally  or by  telephone or  telegraph.  Any expenses so incurred will be borne by OppenheimerFunds Services.

      Proxies also may be solicited by a proxy  solicitation
firm hired at MAFG Fund's expense.  If a proxy  solicitation firm is hired,  it is anticipated  that the cost of engaging a proxy solicitation firm would not exceed $5,000,  plus the additional  costs which would be incurred in connection with contacting  those  shareholders  who have not voted,  in the event of a need for resolicitation of votes.

      If MAFG Fund does  engage a proxy  solicitation  firm,
as the Meeting date  approaches,  certain  shareholders  may
receive   telephone  calls  from  a  representative  of  the
solicitation  firm if their vote has not yet been  received.
Authorization  to permit  the  solicitation  firm to execute proxies  may be  obtained by  telephonic  instructions  from
shareholders  of  MAFG  Fund.   Proxies  that  are  obtained
telephonically  will be  recorded  in  accordance  with  the procedures  set  forth  below.  These  procedures  have been designed  to  reasonably  ensure  that the  identity  of the shareholder  providing  voting  instructions  is  accurately
determined   and  that  the  voting   instructions   of  the
shareholder are accurately recorded.

      In all cases where a  telephonic  proxy is  solicited,
the solicitation firm  representative is required to ask for each shareholder's full name, address,  the last four digits
of   the   shareholder's   social   security   or   employer
identification   number,   title  (if  the   shareholder  is
authorized  to  act  on  behalf  of  an  entity,  such  as a
corporation)   and  to  confirm  that  the  shareholder  has
received  the Proxy  Statement  and  ballot in the mail.  If
the  information   solicited  agrees  with  the  information
provided to the  solicitation  firm, the  solicitation  firm
representative   has  the   responsibility  to  explain  the
process,  read the proposals listed on the proxy ballot, and ask for the  shareholder's  instructions  on such proposals.
The solicitation firm representative,  although he or she is permitted  to answer  questions  about the  process,  is not permitted to recommend to the  shareholder  how to vote. The
solicitation    firm    representative    may    read    any
recommendation  set  forth  in  the  Proxy  Statement.   The
solicitation   firm    representative    will   record   the
shareholder's    instructions.    Within   72   hours,   the
shareholder  will be sent a confirmation  of his or her vote
asking  the  shareholder  to  call  the  solicitation   firm
immediately  if his or her  instructions  are not  correctly reflected in the confirmation.

      Brokers,  banks and other  fiduciaries may be required
to forward  soliciting  material to their  principals and to obtain  authorization  for the  execution  of  proxies.  For those  services,  they will be  reimbursed  by MAFG Fund for their expenses.

      If  a  shareholder   wishes  to   participate  in  the
Meeting,  but  does  not  wish  to  give  his or  her  proxy telephonically,  the  shareholder may still submit the proxy
ballot   originally  sent  with  the  Prospectus  and  Proxy
Statement  in the postage paid  envelope  provided or attend
in   person.    Should   shareholders   require   additional
information  regarding  the proxy  ballot  or a  replacement
proxy   ballot,   they   may   contact   us   toll-free   at
1.800.708.7780.  Any proxy given by a  shareholder,  whether in writing or by telephone,  is revocable as described above under the paragraph entitled "Can I revoke my proxy?"

      Please  take a few  moments  to  complete  your  proxy
ballot  promptly.  You  may  provide  your  completed  proxy ballot,  telephonically  or by mailing  the proxy  ballot in the postage paid envelope  provided.  You also may cast your vote by attending  the Meeting in person if you are a record owner.

Are there appraisal rights?

      No. Under the  Investment  Company  Act,  shareholders
do  not  have  rights  of  appraisal  as  a  result  of  the
Reorganization.  Although  appraisal rights are unavailable, you have the right to redeem  your shares at net asset value until the Valuation Date for the  Reorganization.  After the
Closing Date,  you may redeem your new Growth Fund shares or exchange  them into  shares of  certain  other  funds in the
OppenheimerFunds  family of  mutual  funds,  subject  to the terms of the prospectuses of both funds.

               INFORMATION ABOUT GROWTH FUND

      Information  about Growth Fund (File No.  811-2306) is
included  in Growth  Fund's  Prospectus  dated  October  23,
2002, as supplemented  May 1, 2003, which is attached to and considered a part of this  Prospectus  and Proxy  Statement.
Additional  information about Growth Fund is included in the
Fund's  Statement of  Additional  Information  dated October
23, 2002,  revised  February 12, 2003 as  supplemented  July
18,  2003,  and the Annual  Report dated August 31, 2002 and the succeeding  Semi-Annual  Report dated February 28, 2003, which  have  been  filed  with the SEC and are  incorporated herein by  reference.  You may  request a free copy of these materials and other  information  by calling  1.800.708.7780 or by writing to Growth Fund at  OppenheimerFunds  Services,
P.O.  Box 5270,  Denver,  CO  80217-5270.  Growth  Fund also files proxy  materials,  reports and other  information with the SEC in accordance  with the  informational  requirements
of  the   Securities  and  Exchange  Act  of  1934  and  the
Investment  Company Act.  These  materials  can be inspected
and  copied  at:  the  SEC's   Public   Reference   Room  in
Washington,  D.C.  (Phone:   1.202.942.8090)  or  the  EDGAR
database  on the  SEC's  Internet  website  at  WWW.SEC.GOV.
                                                -----------
Copies may be obtained upon payment of a duplicating  fee by
electronic    request   at   the   SEC's   e-mail   address:
PUBLICINFO@SEC.GOV   or  by  writing  to  the  SEC's  Public
------------------
Reference Section, Washington, D.C.  20549-0102.

                INFORMATION ABOUT MAFG Fund

      Information  about MAFG Fund (File No.  811-10153)  is
included in the current MAFG Fund's  Prospectus  dated March
28, 2003,  as  supplemented  May 7, 2003.  This document has been filed  with the SEC and is  incorporated  by  reference herein.  Additional  information  about  MAFG  Fund  is also included in the Fund's  Statement of Additional  Information dated March 28, 2003,  and the Annual Report dated  November
30, 2002 and the  succeeding  Semi-Annual  Report  dated May
31,  2003 (to be filed upon  availability),  which have been filed  with  the  SEC  and  are  incorporated  by  reference herein.  You may  request  free  copies  of  these  or other documents  relating  to MAFG Fund by calling  1.800.708.7780 or by writing to OppenheimerFunds  Services,  P.O. Box 5270,
Denver,  CO 80217-5270.  Reports and other information filed by MAFG  Fund can be  inspected  and  copied  at:  the SEC's
Public   Reference   Room  in   Washington,   D.C.   (Phone:
1.202.942.8090)  or the EDGAR database on the SEC's Internet
website  at   WWW.SEC.GOV.   Copies  may  be  obtained  upon
              -----------
payment of a duplicating  fee by  electronic  request at the
SEC's e-mail  address:  PUBLICINFO@SEC.GOV  or by writing to
                        ------------------
the  SEC's  Public  Reference  Section,   Washington,   D.C.
20549-0102.

                   PRINCIPAL SHAREHOLDERS

      As of August 12,  2003,  the  officers and Trustees of
MAFG  Fund,   as  a  group,   owned  less  than  1%  of  the
outstanding  voting  shares of MAFG  Fund.  As of August 12,
2003,  the only persons who owned of record or were known by
MAFG  Fund to own  beneficially  5% or more of any  class of the Fund's outstanding shares were as follows:

      RPSS TR SEP IRA  Hudson  Medical  Association  FBO
      Anthony J.  Salvate,  25 Richland  Rd,  Greenwich,
      CT  06830-6012  (which  owned  10,683.761  Class B
      shares  or  6.11%  of  the  Class  B  shares  then
      outstanding).

      Marlene    Castle   /   Doug   Castle   TR   Excel
      Fabricating  Inc.,  2301  Nevada  Ave  N.,  Golden
      Valley  MN  55427-3609   (which  owned  17,252.852
      Class C  shares  or  7.10%  of the  Class C shares
      then outstanding).

      G  Canino  T Walsh & J Van  Son  TR,  Island  Risk
      Management  Assoc.,  401K  Plan,  65 W Hills  Rd.,
      Huntington  Station,  NY  11746-2305  (which owned
      12,171.586  Class N shares  or 36.56% of the Class
      N shares then outstanding).

      RPSS TR  Rollover  IRA FBO  Suzanne M  Ostrander 7
      Midland Dr.,  Great Meadows NJ  07838-2215  (which
      owned  4,119.850  Class N shares  or 12.37% of the
      Class N shares then outstanding).

      RPSS TR Rollover  IRA FBO  Moustafa O Nasr,  25525
      Via Paladar,  Valencia CA 91355-3153  (which owned
      3,662.149  Class N shares  or  11.00% of the Class
      N shares then outstanding).

      OppenheimerFunds,  Inc.,  C/O Tim Abbuhl Bldg.  2,
      6803 S.  Tucson  Way,  Centennial,  CO  80112-3924
      (which  owned  100.00  Class Y  shares  or 100% of
      the Class Y shares then outstanding).

      As of August 12,  2003,  the  officers and Trustees of
Growth  Fund,  as  a  group,  owned  less  than  1%  of  the outstanding  voting  shares of Growth Fund. As of August 12,
2003,  the only persons who owned of record or were known by
Growth Fund to own  beneficially  5% or more of any class of the Fund's outstanding shares were as follows:

      Citigroup  Global  Mkts  Inc,  00109801250,   Attn
      Cindy Tempesta,  7th Floor,  333 West 34th Street,
      New York, NY 10001-2483  (which owned  209,831.914
      Class C  shares  or  6.57%  of the  Class C shares
      then outstanding).

      MLPF&S  for the  sole  benefit  of its  customers,
      Attn:  Fund  Admn,  4800  Deer  Lake  Dr  E,  Fl3,
      Jacksonville,    FL   32246-6484    (which   owned
      22,557.234  Class N shares  or 7.57% of the  Class
      N shares then outstanding).

      MCB  Trust  Services  Cust  D  E  Mangelsdorf  & S
      Overberg  Tr, Home Service Oil Company  401K,  700
      17th St, Ste 300,  Denver,  CO  80202-3531  (which
      owned  19,568.851  Class N shares  or 6.57% of the
      Class N shares then outstanding).

      MCB Trust  Services  Tr,  Spar Group Inc 401 KPSP,
      700  17th  St,  Ste  300,  Denver,  CO  80202-3531
      (which  owned  16,743.956  Class N shares or 5.62%
      of the Class N shares then outstanding).

      Mass   Mutual   Life   Insurance   Co,    Separate
      Investment   Acct,  Attn:  N225,  1295  State  St,
      Springfield,    MA    01111-0001    (which   owned
      2,389,847.658  Class Y  shares  or  92.93%  of the
      Class Y shares then outstanding).

      IBT & Co,  Cust  OppenheimerFunds  Cap Accum Plan,
      Attn  MML037,  200  Clarendon  St, Fl 16,  Boston,
      MA  02116-5021  (which owned  136,256.237  Class Y
      shares  or  5.29%  of  the  Class  Y  shares  then
      outstanding).

By Order of the Board of Trustees

Robert G. Zack, Secretary
September 12, 2003

                                                   EXHIBIT A

               AGREEMENT AND PLAN OF REORGANIZATION

      AGREEMENT    AND   PLAN   OF    REORGANIZATION    (the
"Agreement")  dated  as of  April  30,  2003 by and  between
Mercury  Advisors Focus Growth Fund, a series of Oppenheimer
Select  Managers  ("MAFG Fund"),  a  Massachusetts  business
trust  and  Oppenheimer   Growth  Fund  ("Growth  Fund"),  a
Massachusetts business trust.

                       W I T N E S S E T H:

      WHEREAS,  the  parties  are each  open-end  investment
companies of the management type; and

      WHEREAS,  the parties hereto desire to provide for the
reorganization   pursuant  to  Section   368(a)(1)   of  the
Internal  Revenue Code of 1986, as amended (the "Code"),  of
MAFG  Fund  through  the   acquisition  by  Growth  Fund  of
substantially  all of the  assets of MAFG  Fund in  exchange for the  voting  shares of  beneficial  interest  ("shares")
designated  Class A,  Class B,  Class C, Class N and Class Y shares of Growth Fund and the  assumption  by Growth Fund of certain  liabilities  of MAFG Fund, for which Class A, Class
B,  Class C,  Class N and Class Y shares of Growth  Fund are to be distributed by MAFG Fund pro rata to its  shareholders in liquidation of MAFG Fund and cancellation of its shares;

      NOW,   THEREFORE,   in  consideration  of  the  mutual
promises  herein  contained,  the  parties  hereto  agree as follows:

      1.    The parties  hereto hereby adopt this  Agreement
pursuant to Section  368(a)(1)  of the Code as follows:  The
Reorganization  will  be  comprised  of the  acquisition  by
Growth Fund of substantially  all of the assets of MAFG Fund in  exchange  for  Class A,  Class B,  Class C,  Class N and
Class Y shares of Growth Fund and the  assumption  by Growth
Fund of certain  liabilities  of MAFG Fund,  followed by the distribution  of such Class A, Class B, Class C, Class N and
Class Y shares  of  Growth  Fund to the  Class  A,  Class B,
Class C,  Class N and Class Y  shareholders  of MAFG Fund in exchange  for their  Class A,  Class B, Class C, Class N and
Class Y shares of MAFG  Fund,  all upon and  subject  to the terms of this Agreement as hereinafter set forth.

      The  share   transfer  books  of  MAFG  Fund  will  be
permanently   closed  at  the  close  of   business  on  the
Valuation Date (as hereinafter  defined) and only redemption requests  received  in proper  form on or prior to the close of  business on the  Valuation  Date shall be  fulfilled  by
MAFG Fund.  Redemption  requests received by MAFG Fund after that date shall be treated as  requests  for the  redemption of the  shares  of  Growth  Fund  to be  distributed  to the shareholder in question as provided in Section 5 hereof.

      2.    On the Closing  Date (as  hereinafter  defined),
all of the  assets of MAFG Fund on that  date,  excluding  a cash  reserve  (the "cash  reserve")  to be retained by MAFG
Fund  sufficient  in its  discretion  for the payment of the expenses of MAFG  Fund's  dissolution  and its  liabilities, but not in  excess of the  amount  contemplated  by  Section
10E,  shall be  delivered as provided in Section 8 to Growth
Fund,  in exchange for and against  delivery to MAFG Fund on the  Closing  Date of a number of Class A, Class B, Class C,
Class  N and  Class Y  shares  of  Growth  Fund,  having  an aggregate  net asset  value equal to the value of the assets of MAFG Fund so transferred and delivered.

      3.    The net asset  value of Class A,  Class B, Class
C,  Class N and Class Y shares of Growth  Fund and the value of the assets of MAFG Fund to be  transferred  shall in each case be  determined  as of the close of  business of The New
York Stock Exchange on the Valuation  Date. The  computation of the net  asset  value of the Class A,  Class B,  Class C,
Class N and Class Y shares  of Growth  Fund and the Class A,
Class B,  Class C,  Class N and  Class Y shares of MAFG Fund shall be done in the  manner  used by  Growth  Fund and MAFG
Fund,  respectively,  in the  computation  of such net asset
value   per   share  as  set   forth  in  their   respective
prospectuses.  The  methods  used  by  Growth  Fund  in such computation  shall be applied to the valuation of the assets of MAFG Fund to be transferred to Growth Fund.

      MAFG Fund shall declare and pay,  immediately prior to
the Valuation Date, a dividend or dividends which,  together with all previous such  dividends,  shall have the effect of distributing to MAFG Fund's  shareholders all of MAFG Fund's investment  company  taxable income for taxable years ending on or prior to the Closing Date (computed  without regard to any  dividends  paid) and all of its net  capital  gain,  if any,  realized  in taxable  years  ending on or prior to the
Closing   Date  (after   reduction   for  any  capital  loss
carry-forward).

      4.    The  closing  (the  "Closing")  shall  be at the
offices of OppenheimerFunds,  Inc. (the "Agent"), 6803 South
Tucson  Way,  Centennial,  Colorado  80112,  on such time or such  other  place  as  the  parties  may  designate  or  as provided  below  (the  "Closing  Date").  The  business  day preceding  the  Closing  Date is herein  referred  to as the
"Valuation Date."

      In the event that on the  Valuation  Date either party
has,  pursuant to the  Investment  Company  Act of 1940,  as
amended  (the  "Investment   Company  Act"),  or  any  rule,
regulation or order thereunder,  suspended the redemption of its shares or postponed payment therefore,  the Closing Date shall be  postponed  until the first  business day after the date  when both  parties  have  ceased  such  suspension  or postponement;  provided,  however,  that if such  suspension shall  continue for a period of 60 days beyond the Valuation
Date,  then  the  other  party  to the  Agreement  shall  be permitted to terminate  the Agreement  without  liability to either party for such termination.

      5.    In  conjunction  with  the  Closing,  MAFG  Fund
shall  distribute on a pro rata basis to the shareholders of
MAFG Fund as of the  Valuation  Date Class A, Class B, Class
C,  Class N and Class Y shares of Growth  Fund  received  by
MAFG Fund on the Closing  Date in exchange for the assets of
MAFG Fund in  complete  liquidation  of MAFG  Fund.  For the purpose of the  distribution  by MAFG Fund of Class A, Class
B,  Class C,  Class N and Class Y shares  of Growth  Fund to
MAFG Fund's  shareholders,  Growth Fund will promptly  cause its transfer agent to: (a) credit an  appropriate  number of
Class A,  Class B,  Class C,  Class N and  Class Y shares of
Growth  Fund on the  books of Growth  Fund to each  Class A,
Class B,  Class C, Class N and Class Y  shareholder  of MAFG
Fund in accordance with a list (the  "Shareholder  List") of
MAFG Fund  shareholders  received  from MAFG  Fund;  and (b)
confirm an appropriate  number of Class A, Class B, Class C,
Class N and Class Y shares of Growth  Fund to each  Class A,
Class  B,  Class  C,  Class  N and  Class  Y of  MAFG  Fund.
Certificates  for  Class A shares  of  Growth  Fund  will be issued upon written request of a former  shareholder of MAFG
Fund but only  for  whole  shares,  with  fractional  shares credited  to the  name of the  shareholder  on the  books of
Growth Fund and only after any share  certificates  for MAFG
Fund are returned to the transfer agent.

      The Shareholder  List shall indicate,  as of the close
of business on the Valuation  Date,  the name and address of each  shareholder of MAFG Fund,  indicating his or her share balance.  MAFG Fund  agrees to supply the  Shareholder  List
to  Growth   Fund  not   later   than  the   Closing   Date.
Shareholders of MAFG Fund holding certificates  representing their  shares  shall  not be  required  to  surrender  their
certificates    to   anyone   in    connection    with   the
Reorganization.  After the Closing  Date,  however,  it will be  necessary  for  such  shareholders  to  surrender  their certificates  in order to  redeem,  transfer  or pledge  the shares of Growth Fund which they received.

      6.    Within one year  after the  Closing  Date,  MAFG
Fund shall:  (a) either pay or make provision for payment of all of  its  liabilities  and  taxes;  and  (b)  either  (i)
transfer any remaining  amount of the cash reserve to Growth
Fund, if such remaining  amount (as reduced by the estimated cost of  distributing  it to  shareholders)  is not material
(as defined below) or (ii) distribute such remaining  amount to the  shareholders  of MAFG  Fund on the  Valuation  Date.
Such remaining  amount shall be deemed to be material if the amount to be  distributed,  after deduction of the estimated expenses  of the  distribution,  equals or exceeds  one cent per share of MAFG Fund outstanding on the Valuation Date.

      7.    Prior  to  the  Closing  Date,  there  shall  be
coordination  between  the  parties  as to their  respective portfolios so that,  after the Closing,  Growth Fund will be in  compliance  with  all of  its  investment  policies  and restrictions.  At the  Closing,  MAFG Fund shall  deliver to
Growth  Fund  two  copies  of  a  list  setting   forth  the
securities  then  owned by MAFG  Fund.  Promptly  after  the
Closing,  MAFG Fund shall provide Growth Fund a list setting forth the respective federal income tax bases thereof.

      8.    Portfolio   securities   or   written   evidence
acceptable  to Growth  Fund of record  ownership  thereof by
The Depository  Trust Company or through the Federal Reserve
Book Entry System or any other  depository  approved by MAFG
Fund  pursuant  to Rule  17f-4  and  Rule  17f-5  under  the
Investment  Company Act shall be endorsed and delivered,  or
transferred   by   appropriate    transfer   or   assignment
documents,  by MAFG Fund on the Closing Date to Growth Fund, or at its direction,  to its custodian  bank, in proper form for  transfer  in  such  condition  as  to  constitute  good delivery  thereof in  accordance  with the custom of brokers and shall be  accompanied  by all necessary  state  transfer stamps,  if any. The cash delivered  shall be in the form of certified  or  bank  cashiers'  checks  or by  bank  wire or intra-bank  transfer payable to the order of Growth Fund for the  account  of Growth  Fund.  Class A,  Class B,  Class C,
Class N and Class Y shares of Growth Fund  representing  the number  of Class A,  Class B,  Class C,  Class N and Class Y shares of Growth Fund being delivered  against the assets of
MAFG Fund,  registered  in the name of MAFG  Fund,  shall be transferred  to MAFG Fund on the Closing  Date.  Such shares
shall   thereupon   be   assigned   by  MAFG   Fund  to  its
shareholders  so that  the  shares  of  Growth  Fund  may be distributed as provided in Section 5.

      If, at the Closing  Date,  MAFG Fund is unable to make
delivery  under this  Section 8 to Growth Fund of any of its portfolio  securities  or cash  for the  reason  that any of
such  securities   purchased  by  MAFG  Fund,  or  the  cash
proceeds  of a sale of  portfolio  securities,  prior to the
Closing  Date  have  not yet  been  delivered  to it or MAFG
Fund's  custodian,  then the delivery  requirements  of this
Section 8 with  respect to said  undelivered  securities  or cash will be waived  and MAFG  Fund will  deliver  to Growth
Fund  by or  on  the  Closing  Date  with  respect  to  said
undelivered   securities  or  cash  executed  copies  of  an
agreement or agreements  of assignment in a form  reasonably satisfactory  to  Growth  Fund,  together  with  such  other documents,  including  a due bill or due bills and  brokers'
confirmation  slips as may  reasonably be required by Growth
Fund.

      9.    Growth  Fund shall not  assume  the  liabilities
(except for portfolio  securities  purchased  which have not settled and for  shareholder  redemption and dividend checks
outstanding)   of   MAFG   Fund,   but   MAFG   Fund   will,
nevertheless,  use its best efforts to  discharge  all known liabilities,  so  far  as  may  be  possible,  prior  to the
Closing  Date.  The cost of printing and mailing the proxies
and   proxy   statements   will  be  borne  by  MAFG   Fund.
OppenheimerFunds,  Inc. will bear the cost of the respective tax opinion and audits  relating to the  Reorganization  for
MAFG  Fund  and  Growth  Fund  will  bear  the  cost  of its respective  tax  opinion.  Any  documents  such as  existing prospectuses  or annual  reports  that are  included in that mailing  will be a cost of the Fund  issuing  the  document.
Any other  out-of-pocket  expenses  of Growth  Fund and MAFG
Fund associated with this  reorganization,  including legal, accounting  and transfer  agent  expenses,  will be borne by
MAFG Fund and Growth Fund,  respectively,  in the amounts so incurred by each.  OppenheimerFunds,  Inc.,  the  investment adviser to the funds,  agreed to  reimburse  Growth Fund for the  costs  borne  by it in the  reorganization  in light of potential dilution related to the  reorganization  costs and the  relatively  small  amount  of assets  Growth  Fund will receive  as a  result  of the  reorganization  should  it be approved by shareholders of MAFG Fund.

      10.   The  obligations of Growth Fund hereunder  shall
be subject to the following conditions:

            A. The  Board of  Trustees  of MAFG  Fund  shall
have  authorized  the  execution of the  Agreement,  and the shareholders  of MAFG Fund shall have approved the Agreement and the  transactions  contemplated  hereby,  and MAFG  Fund shall have  furnished  to Growth Fund copies of  resolutions to that effect  certified by the  Secretary or the Assistant
Secretary  of MAFG Fund.  Such  shareholder  approval  shall have been by the affirmative  vote required by Massachusetts
Law and  charter  documents  of MAFG Fund at a  meeting  for which  proxies  have been  solicited by the  Prospectus  and
Proxy Statement (as hereinafter defined).

            B. Growth  Fund shall have  received  an opinion
dated as of the Closing Date from  counsel to MAFG Fund,  to the  effect  that:  (i) MAFG Fund is a  business  trust duly organized,  validly  existing and in good standing under the laws of the  State  of  Massachusetts  with  full  corporate powers to carry on its business as then being  conducted and to enter into and perform the  Agreement;  and (ii) that all action  necessary  to make the  Agreement,  according to its terms,  valid,  binding and  enforceable on MAFG Fund and to authorize  effectively the transactions  contemplated by the
Agreement  have  been  taken  by  MAFG  Fund.  Massachusetts counsel may be relied upon for this opinion.

            C. The  representations  and  warranties of MAFG
Fund  contained  herein  shall be true and correct at and as of the  Closing  Date,  and  Growth  Fund  shall  have  been furnished  with a certificate  of the  President,  or a Vice
President,  or the Secretary or the  Assistant  Secretary or
the  Treasurer  or the  Assistant  Treasurer  of MAFG  Fund,
dated as of the Closing Date, to that effect.

D.    On the Closing  Date,  MAFG Fund shall have  furnished
to Growth Fund a  certificate  of the Treasurer or Assistant
Treasurer  of MAFG Fund as to the amount of the capital loss carry-over and net unrealized  appreciation or depreciation, if any, with respect to MAFG Fund as of the Closing Date.

            E. The cash reserve  shall not exceed 10% of the
value  of the net  assets,  nor 30% in  value  of the  gross assets,  of  MAFG  Fund  at the  close  of  business  on the
Valuation Date.

F.    A Registration  Statement on Form N-14 filed by Growth
Fund  under the  Securities  Act of 1933,  as  amended  (the
"1933   Act"),   containing  a   preliminary   form  of  the
Prospectus and Proxy Statement,  shall have become effective under the 1933 Act.

            G. On the Closing  Date,  Growth Fund shall have
received  a letter  from  Robert  G.  Zack or  other  senior executive officer of  OppenheimerFunds,  Inc.  acceptable to
Growth  Fund,  stating  that  nothing has come to his or her attention  which in his or her judgment  would indicate that as of the Closing  Date there were any  material,  actual or
contingent   liabilities   of  MAFG  Fund   arising  out  of
litigation  brought  against  MAFG Fund or  claims  asserted against  it,  or  pending  or to  the  best  of  his  or her knowledge  threatened  claims or litigation not reflected in
or  apparent   from  the  most  recent   audited   financial
statements  and footnotes  thereto of MAFG Fund delivered to
Growth Fund.  Such letter may also  include such  additional statements  relating to the scope of the review conducted by such person and his or her  responsibilities and liabilities as are not unreasonable under the circumstances.

            H. Growth  Fund shall have  received an opinion,
dated as of the Closing  Date,  of Deloitte & Touche LLP (or an appropriate  substitute  tax expert),  to the same effect
as  the  opinion   contemplated  by  Section  11.E.  of  the
Agreement.

I.    Growth Fund shall have  received at the Closing all of
the  assets of MAFG  Fund to be  conveyed  hereunder,  which assets  shall be free and clear of all liens,  encumbrances, security interests, restrictions and limitations whatsoever.

      11.   The  obligations of MAFG Fund hereunder shall be
subject to the following conditions:

            A. The Board of  Trustees  of Growth  Fund shall
have  authorized  the  execution of the  Agreement,  and the transactions  contemplated  thereby,  and Growth  Fund shall have  furnished to MAFG Fund copies of  resolutions  to that
effect   certified  by  the   Secretary  or  the   Assistant
Secretary of Growth Fund.

            B. MAFG Fund's  shareholders shall have approved
the Agreement and the transactions  contemplated  hereby, by an affirmative  vote required by the  Massachusetts  Law and its  charter  documents  and MAFG Fund shall have  furnished
Growth Fund copies of resolutions  to that effect  certified by the Secretary or an Assistant Secretary of MAFG Fund.

C.    MAFG Fund shall have  received an opinion  dated as of
the Closing Date from counsel to Growth Fund,  to the effect that:  (i) Growth Fund is a business  trust duly  organized, validly  existing and in good standing under the laws of the
Commonwealth of  Massachusetts  with full powers to carry on its business as then being  conducted  and to enter into and perform the  Agreement;  (ii) all actions  necessary to make the Agreement,  according to its terms,  valid,  binding and enforceable  upon Growth Fund and to  authorize  effectively the  transactions  contemplated  by the Agreement  have been taken by Growth  Fund;  and (iii) the shares of Growth  Fund to be issued  hereunder are duly  authorized and when issued will  be  validly  issued,  fully-paid  and  non-assessable,
except  as  set  forth   under   "Shareholder   and  Trustee
Liability"   in  Growth   Fund's   Statement  of  Additional
Information.  Massachusetts  counsel  may be relied upon for this opinion.

            D. The  representations and warranties of Growth
Fund  contained  herein  shall be true and correct at and as
of  the  Closing  Date,   and  MAFG  Fund  shall  have  been
furnished  with  a  certificate  of  the  President,  a Vice
President  or the  Secretary or the  Assistant  Secretary or
the  Treasurer  or the  Assistant  Treasurer of the Trust to
that effect dated as of the Closing Date.

            E. MAFG Fund shall have  received  an opinion of
Deloitte  & Touche LLP to the effect  that the  federal  tax consequences  of  the  transaction,  if  carried  out in the manner  outlined in the Agreement and in accordance with (i)
MAFG  Fund's   representation  that  there  is  no  plan  or
intention by any MAFG Fund  shareholder  who owns 5% or more of MAFG Fund's outstanding  shares, and, to MAFG Fund's best knowledge,  there is no plan or intention on the part of the remaining MAFG Fund shareholders,  to redeem, sell, exchange or  otherwise  dispose  of a number  of Growth  Fund  shares received  in the  transaction  that would  reduce  MAFG Fund shareholders'  ownership  of Growth  Fund shares to a number of shares  having a value,  as of the Closing  Date, of less than  50% of the  value of all of the  formerly  outstanding
MAFG  Fund  shares  as  of  the  same  date,  and  (ii)  the representation  by each of MAFG Fund and  Growth  Fund that, as of the  Closing  Date,  MAFG  Fund and  Growth  Fund will qualify as regulated  investment  companies or will meet the diversification  test  of  Section  368(a)(2)(F)(ii)  of the
Code, will be as follows:

1.    The  transactions  contemplated  by the Agreement will
qualify as a tax-free  "reorganization"  within the  meaning of Section  368(a)(1) of the Code, and under the regulations promulgated thereunder.

               2. MAFG  Fund  and  Growth   Fund  will  each
qualify as a "party to a reorganization"  within the meaning of Section 368(b)(2) of the Code.

               3. No gain or loss will be  recognized by the
shareholders of MAFG Fund upon the  distribution of Class A,
Class B, Class C,  Class N and Class Y shares of  beneficial interest  in Growth  Fund to the  shareholders  of MAFG Fund pursuant to Section 354 of the Code.

               4. Under  Section  361(a) of the Code no gain
or loss  will be  recognized  by MAFG  Fund by reason of the transfer of  substantially  all its assets in  exchange  for
Class A,  Class B,  Class C,  Class N and  Class Y shares of
Growth Fund.

               5. Under  Section 1032 of the Code no gain or
loss  will be  recognized  by  Growth  Fund by reason of the transfer  of  substantially  all of MAFG  Fund's  assets  in exchange  for Class A, Class B, Class C, Class N and Class Y shares  of  Growth  Fund and  Growth  Fund's  assumption  of certain liabilities of MAFG Fund.

               6. The  shareholders  of MAFG  Fund will have
the same tax  basis  and  holding  period  for the  Class A,
Class B, Class C,  Class N and Class Y shares of  beneficial interest  in Growth  Fund that they  receive as they had for
MAFG Fund  shares  that they  previously  held,  pursuant to
Section 358(a) and 1223(1), respectively, of the Code.

               7. The  securities  transferred  by MAFG Fund
to Growth  Fund  will  have the same tax  basis and  holding period  in the  hands  of  Growth  Fund as they had for MAFG
Fund, pursuant to Section 362(b) and 1223(1),  respectively, of the Code.

            F. The cash reserve  shall not exceed 10% of the
value  of the net  assets,  nor 30% in  value  of the  gross assets,  of  MAFG  Fund  at the  close  of  business  on the
Valuation Date.

            G. A  Registration  Statement on Form N-14 filed
by Growth Fund under the 1933 Act,  containing a preliminary form of the  Prospectus  and  Proxy  Statement,  shall  have become effective under the 1933 Act.

            H. On the  Closing  Date,  MAFG Fund  shall have
received  a letter  from  Robert  G.  Zack or  other  senior executive officer of  OppenheimerFunds,  Inc.  acceptable to
MAFG  Fund,  stating  that  nothing  has  come to his or her attention  which in his or her judgment  would indicate that as of the Closing  Date there were any  material,  actual or
contingent   liabilities  of  Growth  Fund  arising  out  of
litigation  brought  against Growth Fund or claims  asserted against  it,  or  pending  or,  to  the  best  of his or her knowledge,  threatened claims or litigation not reflected in or apparent by the most recent audited financial  statements and  footnotes  thereto  of Growth  Fund  delivered  to MAFG
Fund.   Such  letter  may  also  include   such   additional
statements  relating to the scope of the review conducted by such person and his or her  responsibilities and liabilities as are not unreasonable under the circumstances.

I.    MAFG Fund  shall  acknowledge  receipt of the Class A,
Class B, Class C, Class N and Class Y shares of Growth Fund.
      12.   MAFG Fund hereby represents and warrants that:

            A. The  audited  financial  statements  of  MAFG
Fund  as  of  November  30,  2002  and  unaudited  financial statements  as of  May  31,  2003  heretofore  furnished  to
Growth Fund, present fairly the financial position,  results of operations,  and changes in net assets of MAFG Fund as of that date, in conformity with generally accepted  accounting principles  applied on a basis consistent with the preceding year;  and that from May 31,  2003  through  the date hereof there have not been,  and  through  the  Closing  Date there will not be, any material  adverse change in the business or financial  condition  of MAFG Fund,  it being  agreed that a decrease  in the size of MAFG  Fund due to a  diminution  in the value of its portfolio  and/or  redemption of its shares shall not be considered a material adverse change;

B.    Contingent  upon  approval  of the  Agreement  and the
transactions    contemplated    thereby   by   MAFG   Fund's
shareholders,  MAFG Fund has  authority  to transfer  all of the assets of MAFG Fund to be  conveyed  hereunder  free and
clear  of  all  liens,  encumbrances,   security  interests,
restrictions and limitations whatsoever;

C.    The   Prospectus,   as   amended   and   supplemented,
contained in MAFG Fund's  Registration  Statement  under the
1933  Act,  as  amended,  is  true,  correct  and  complete, conforms  to the  requirements  of the 1933 Act and does not contain any untrue  statement of a material  fact or omit to state a  material  fact  required  to be stated  therein  or necessary  to make the  statements  therein not  misleading.
The Registration  Statement, as amended, was, as of the date of the filing of the last  Post-Effective  Amendment,  true, correct and complete,  conformed to the  requirements of the
1933  Act and did not  contain  any  untrue  statement  of a material  fact or omit to state a material  fact required to be  stated  therein  or  necessary  to make  the  statements therein not misleading;

            D. There is no material contingent  liability of
MAFG  Fund and no  material  claim  and no  material  legal, administrative  or  other  proceedings  pending  or,  to the knowledge of MAFG Fund,  threatened  against MAFG Fund,  not reflected in such Prospectus;

            E. Except  for  the  Agreement,   there  are  no
material  contracts  outstanding  to  which  MAFG  Fund is a party  other  than  those  ordinary  in the  conduct  of its business;

            F. MAFG Fund is a  Massachusetts  business trust
duly organized,  validly existing and in good standing under the  laws  of  the  State  of  Massachusetts;  and  has  all necessary and material federal and state  authorizations  to own all of its  assets and to carry on its  business  as now being conducted;  and MAFG Fund is duly registered under the
Investment  Company Act and such  registration  has not been rescinded or revoked and is in full force and effect;

            G. All   federal   and  other  tax  returns  and
reports of MAFG Fund  required  by law to be filed have been filed,  and all  federal  and other  taxes shown due on said returns and reports have been paid or  provision  shall have been  made for the  payment  thereof  and to the best of the knowledge  of MAFG Fund no such  return is  currently  under audit and no  assessment  has been  asserted with respect to such returns; and

            H. MAFG  Fund  has  elected  that  MAFG  Fund be
treated as a  regulated  investment  company  and,  for each fiscal  year  of its  operations,  MAFG  Fund  has  met  the requirements  of Subchapter M of the Code for  qualification and  treatment  as a regulated  investment  company and MAFG
Fund intends to meet such  requirements  with respect to its current taxable year.

13.   Growth Fund hereby represents and warrants that:

A.    The audited financial  statements of Growth Fund as of
August 31, 2002 and  unaudited  financial  statements  as of
February  28,  2003  heretofore   furnished  to  MAFG  Fund,
present   fairly   the   financial   position,   results  of
operations,  and changes in net assets of Growth Fund, as of that date, in conformity with generally accepted  accounting principles  applied on a basis consistent with the preceding year;  and that from  February  28,  2003  through  the date hereof  there have not been,  and through  the Closing  Date there  will not be,  any  material  adverse  changes  in the business or financial  condition  of Growth  Fund,  it being understood  that a decrease  in the size of Growth  Fund due to a  diminution  in  the  value  of  its  portfolio  and/or redemption  of its shares shall not be considered a material or adverse change;

B.    The   Prospectus,   as   amended   and   supplemented,
contained in Growth Fund's Registration  Statement under the
1933 Act,  is true,  correct and  complete,  conforms to the requirements  of the  1933  Act and  does  not  contain  any untrue  statement  of a  material  fact or  omit to  state a material fact required to be stated  therein or necessary to
make   the   statements   therein   not   misleading.    The
Registration  Statement,  as amended, was, as of the date of the  filing  of the  last  Post-Effective  Amendment,  true, correct and complete,  conformed to the  requirements of the
1933  Act and did not  contain  any  untrue  statement  of a material  fact or omit to state a material  fact required to be  stated  therein  or  necessary  to make  the  statements therein not misleading;

            C. Except  for  this  Agreement,   there  is  no
material   contingent   liability  of  Growth  Fund  and  no
material  claim and no  material  legal,  administrative  or other  proceedings  pending or, to the  knowledge  of Growth
Fund,  threatened against Growth Fund, not reflected in such
Prospectus;

            D. There are no material  contracts  outstanding
to which  Growth Fund is a party  other than those  ordinary in the conduct of its business;

            E. Growth   Fund  is  a   business   trust  duly
organized,  validly  existing and in good standing under the laws of the Commonwealth of  Massachusetts;  Growth Fund has all necessary and material federal and state  authorizations to own all its  properties  and  assets  and to carry on its business  as now  being  conducted;  the  Class A,  Class B,
Class C, Class N and Class Y shares of Growth  Fund which it issues to MAFG Fund pursuant to the  Agreement  will be duly authorized,  validly issued,  fully-paid and non-assessable, except as set forth under  "Shareholder & Trustee Liability"
in Growth Fund's Statement of Additional  Information,  will conform  to the  description  thereof  contained  in  Growth
Fund's  Registration  Statement and will be duly  registered under the 1933 Act and in the states where  registration  is required;  and  Growth  Fund is duly  registered  under  the
Investment  Company Act and such  registration  has not been revoked or rescinded and is in full force and effect;

            F. All   federal   and  other  tax  returns  and
reports  of Growth  Fund  required  by law to be filed  have been  filed,  and all  federal  and other taxes shown due on said returns and reports  have been paid or provision  shall have been made for the  payment  thereof  and to the best of the  knowledge of Growth  Fund,  no such return is currently under  audit  and  no  assessment  has  been  asserted  with respect to such  returns  and to the extent such tax returns with  respect  to the  taxable  year of  Growth  Fund  ended
August 31, 2002 have not been filed,  such  returns  will be filed  when  required  and the  amount  of tax  shown as due thereon shall be paid when due;

            G. Growth  Fund has  elected  to be treated as a
regulated  investment  company  and, for each fiscal year of its  operations,  Growth  Fund has met the  requirements  of
Subchapter M of the Code for  qualification and treatment as a regulated  investment  company and Growth Fund  intends to meet such  requirements  with respect to its current taxable year;

            H. Growth Fund has no plan or  intention  (i) to
dispose  of any of the  assets  transferred  by  MAFG  Fund, other than in the ordinary  course of  business,  or (ii) to redeem or  reacquire  any of the Class A,  Class B, Class C,
Class  N  and   Class  Y   shares   issued   by  it  in  the
reorganization  other than  pursuant  to valid  requests  of shareholders; and

            I. After   consummation   of  the   transactions
contemplated  by  the  Agreement,  Growth  Fund  intends  to operate its business in a substantially unchanged manner.

      14.   Each party hereby  represents  to the other that
no broker or finder has been  employed by it with respect to the Agreement or the transactions  contemplated hereby. Each party also  represents  and  warrants  to the other that the information  concerning  it  in  the  Prospectus  and  Proxy
Statement  will  not  as of  its  date  contain  any  untrue statement  of a  material  fact  or  omit  to  state  a fact necessary to make the  statements  concerning it therein not misleading and that the financial  statements  concerning it will  present the  information  shown  fairly in  accordance with generally accepted  accounting  principles applied on a basis  consistent  with the preceding  year. Each party also represents  and warrants to the other that the  Agreement is valid,  binding and enforceable in accordance with its terms and that the  execution,  delivery  and  performance  of the
Agreement  will not  result  in any  violation  of, or be in conflict  with,  any  provision  of  any  charter,  by-laws, contract,  agreement,  judgment, decree or order to which it is subject  or to which it is a party.  Growth  Fund  hereby represents  to and  covenants  with MAFG Fund  that,  if the reorganization  becomes  effective,  Growth  Fund will treat each  shareholder  of MAFG Fund who  received  any of Growth
Fund's  shares as a result of the  reorganization  as having made the minimum  initial  purchase of shares of Growth Fund received  by such  shareholder  for the  purpose  of  making additional  investments in shares of Growth Fund, regardless of the value of the shares of Growth Fund received.

      15.   Growth  Fund  agrees  that it will  prepare  and
file a  Registration  Statement  on Form N-14 under the 1933
Act which shall  contain a  preliminary  form of  Prospectus and Proxy Statement  contemplated by Rule 145 under the 1933
Act. The final form of such  Prospectus and Proxy  Statement is  referred  to in the  Agreement  as the  "Prospectus  and
Proxy  Statement."  Each party  agrees  that it will use its best efforts to have such  Registration  Statement  declared effective and to supply such information  concerning  itself for inclusion in the Prospectus  and Proxy  Statement as may be  necessary or  desirable  in this  connection.  MAFG Fund covenants  and agrees to liquidate  and  dissolve  under the laws of the State of  Massachusetts,  following the Closing,
and,  upon  Closing,   to  cause  the  cancellation  of  its
outstanding shares.

      16.   The  obligations of the parties shall be subject
to the right of either  party to abandon and  terminate  the
Agreement  for any  reason and there  shall be no  liability for damages or other  recourse  available  to a party not so terminating this Agreement;  provided,  however, that in the event that a party shall  terminate this  Agreement  without reasonable  cause,  the  party so  terminating  shall,  upon demand,  reimburse  the  party  not so  terminating  for all expenses,  including reasonable  out-of-pocket  expenses and fees incurred in connection with this Agreement.

      17.   The   Agreement   may  be  executed  in  several
counterparts,  each of which  shall be deemed  an  original, but all taken together shall  constitute one Agreement.  The rights  and  obligations  of  each  party  pursuant  to  the
Agreement shall not be assignable.

      18.   All  prior  or  contemporaneous  agreements  and
representations   are  merged  into  the  Agreement,   which
constitutes   the  entire   contract   between  the  parties
hereto.  No  amendment  or  modification  hereof shall be of any force and  effect  unless in  writing  and signed by the parties  and no party  shall be  deemed to have  waived  any provision  herein  for its  benefit  unless  it  executes  a written acknowledgment of such waiver.

      19.   Growth Fund  understands that the obligations of
MAFG  Fund  under the  Agreement  are not  binding  upon any
Trustee or  shareholder  of MAFG Fund  personally,  but bind only  MAFG  Fund  and  MAFG  Fund's  property.  Growth  Fund represents  that  it has  notice  of the  provisions  of the
Declaration  of Trust of MAFG Fund  disclaiming  shareholder and trustee liability for acts or obligations of MAFG Fund.

      20.   MAFG Fund  understands  that the  obligations of
Growth Fund under the  Agreement  are not  binding  upon any trustee or shareholder of Growth Fund  personally,  but bind only  Growth  Fund and  Growth  Fund's  property.  MAFG Fund represents  that  it has  notice  of the  provisions  of the
Declaration of Trust of Growth Fund disclaiming  shareholder and  trustee  liability  for acts or  obligations  of Growth
Fund.

      IN WITNESS  WHEREOF,  each of the  parties  has caused
the  Agreement  to be executed  and attested by its officers thereunto  duly  authorized  on the  date  first  set  forth above.

                                          OPPENHEIMER SELECT MANAGERS,
                                          on behalf of its series Mercury
                                          Advisors Focus Growth Fund

                                          By: /s/ Robert G. Zack
                                          ----------------------
                                          Robert G. Zack,
                                          Vice President and Secretary

                                          OPPENHEIMER GROWTH FUND

                                          By: /s/ Katherine P. Feld
                                          ----------------------
                                          Katherine P. Feld
                                          Assistant Secretary

       Appendix to Prospectus and Proxy Statement of
                        Growth Fund

      Graphic material  included in the Prospectus of Growth
Fund under the heading  "Annual Total Returns  (Class A) (as of 12/31 each year)":

      A bar chart will be included in the  Prospectus of the
Fund  depicting the annual total  returns of a  hypothetical investment  in Class A  shares  of the Fund for its ten most recent  calendar years,  without  deducting sales charges or taxes.  Set forth  below are the  relevant  data points that will appear on the bar chart.

Calendar
Year                                Growth Fund
Ended                               Class A Shares
-----                               --------------

12/31/93                                 2.72%
12/31/94                                 2.38%
12/31/95                                34.95%
12/31/96                                23.46%
12/31/97                                18.12%
12/31/98                                10.95%
12/31/99                                46.73%
12/31/00                               -11.16%
12/31/01                               -24.54%
12/31/02                               -25.70%

       Appendix to Prospectus and Proxy Statement of
                         MAFG Fund,
          a Series of Oppenheimer Select Managers

      Graphic  material  included in the  Prospectus of MAFG
Fund,  a Series of  Oppenheimer  Select  Managers  under the heading  "Annual Total  Returns  (Class A) (as of 12/31 each year)":

      A bar chart will be included in the  Prospectus of the
Fund  depicting the annual total  returns of a  hypothetical investment  in Class A shares  of the Fund for the  calendar year ended  12/31/02,  without  deducting  sales  charges or taxes.  Set forth below is the relevant data point that will appear on the bar chart.

Calendar                            MAFG Fund
--------                            ---------
Year Ended                          Class A Shares
----------                          --------------

12/31/02                              -39.01%

            Proxy Card

      Mercury Advisors Focus Growth Fund, a Series of
                Oppenheimer Select Managers

    Proxy For a Special Shareholders Meeting To Be Held
                    on OCTOBER 31, 2003

The  undersigned,  revoking prior proxies,  hereby  appoints
Brian Wixted,  Connie Bechtolt,  Philip  Vottiero,  Kathleen
Ives  and   Philip   Masterson,   and   each  of  them,   as
attorneys-in-fact and proxies of the undersigned,  with full power of  substitution,  to vote  shares held in the name of the  undersigned  on the record date at the Special  Meeting of  Shareholders  of Mercury  Advisors  Focus Growth Fund, a
series of  Oppenheimer  Select  Managers  (the "Fund") to be held at 6803 South Tucson Way, Centennial,  Colorado, 80112, on October 31, 2003, at 1:00 p.m.  Mountain  time, or at any adjournment  thereof,  upon the  proposal  described  in the
Notice of  Meeting  and  accompanying  Prospectus  and Proxy
Statement, which have been received by the undersigned.

This proxy is  solicited  on behalf of the  Fund's  Board of
Trustees,  and the  proposal  (set forth on the reverse side of this  proxy  card)  has  been  proposed  by the  Board of
Trustees.  When properly executed,  this proxy will be voted as  indicated  on the reverse  side or "FOR" the proposal if
no  choice  is  indicated.   The  proxy  will  be  voted  in
accordance  with the proxy  holders' best judgment as to any other matters that may arise at the Meeting.

                              VOTE VIA THE TELEPHONE:
                              1-866-241-6192
                              CONTROL NUMBER:  999  9999
                              9999  999

                              Note:  Please  sign this proxy
                              exactly  as your name or names
                              appear   hereon.   Each  joint
                              owner  should  sign.  Trustees
                              and other  fiduciaries  should
                              indicate   the   capacity   in
                              which   they   sign.    If   a
                              corporation,   partnership  or
                              other entity,  this  signature
                              should   be  that  of  a  duly
                              authorized    individual   who
                              should state his or her title.

                              Signature

                              Signature of joint owner, if any

                              Date

 PLEASE VOTE ON THE REVERSE SIDE, SIGN AND DATE THIS PROXY
        AND RETURN PROMPTLY IN THE ENCLOSED ENVELOPE

The Proposal:

To approve an Agreement and Plan of  Reorganization  between
Mercury  Advisors Focus Growth Fund, a series of Oppenheimer
Select Managers ("MAFG Fund"),  and Oppenheimer  Growth Fund
("Growth Fund") and the transactions  contemplated  thereby, including:  (a) the transfer of substantially  all assets of
MAFG Fund to Growth Fund in  exchange  for Class A, Class B,
Class C, Class N and Class Y shares of Growth Fund,  (b) the
distribution   of  such   shares  of  Growth   Fund  to  the
corresponding  Class A,  Class B, Class C, Class N and Class
Y shareholders of MAFG Fund in complete  liquidation of MAFG
Fund and (c) the  cancellation of the outstanding  shares of
MAFG Fund.

TO VOTE, MARK BLOCKS BELOW IN BLUE OR BLACK INK.  Example: [ ]

FOR [___]               AGAINST [___]                ABSTAIN [___]

                     OPPENHEIMER GROWTH FUND
                         FORM N-14

                           PART C

                     OTHER INFORMATION

Item 15.  Indemnification
-------------------------

      Reference  is  made  to  the   provisions  of  Article
Seventh of Registrant's  Amended and Restated Declaration of
Trust,  filed by  cross-reference  to Exhibit  16(1) to this
Registration   Statement,   and   incorporated   herein   by
reference.

Insofar as  indemnification  for  liabilities  arising under the  Securities  Act of 1933 may be  permitted  to trustees, officers and controlling  persons of Registrant  pursuant to the foregoing  provisions or otherwise,  Registrant has been advised that in the opinion of the  Securities  and Exchange
Commission such  indemnification is against public policy as expressed in the Securities  Act of 1933 and is,  therefore,
unenforceable.    In   the   event    that   a   claim   for
indemnification  against  such  liabilities  (other than the payment by  Registrant  of  expenses  incurred  or paid by a trustee,  officer or controlling person of Registrant in the successful  defense of any action,  suit or  proceeding)  is asserted by such  trustee,  officer or  controlling  person,
Registrant  will,  unless in the  opinion of its counsel the matter has been settled by controlling precedent,  submit to a court of  appropriate  jurisdiction  the question  whether such  indemnification  by it is  against  public  policy  as expressed  in  the  Securities  Act  of  1933  and  will  be governed by the final adjudication of such issue.

Item 16.  Exhibits
------------------

(1)   Amended  and  Restated   Declaration  of  Trust  dated
August  5,  2002:   Previously   filed   with   Registrant's
Post-Effective  Amendment No. 59, 8/22/02,  and incorporated herein by reference.

(2)   By-Laws  as  amended   through   December   14,  2000:
Previously filed with Registrant's  Post-Effective Amendment
No. 58, 12/19/01, and incorporated herein by reference.

(3)   N/A

(4)   Agreement and Plan of  Reorganization  dated April 30,
2003: See Exhibit A to Part A of the Registration Statement.

(5)   (i)  Specimen  Class A Share  Certificate:  Previously
filed with  Registrant's  Post-Effective  Amendment  No. 58,
12/19/01, and incorporated herein by reference.

      (ii) Specimen  Class B Share  Certificate:  Previously
filed with  Registrant's  Post-Effective  Amendment  No. 58,
12/19/01, and incorporated herein by reference.

      (iii) Specimen Class C Share  Certificate:  Previously
filed with  Registrant's  Post-Effective  Amendment  No. 58,
12/19/01, and incorporated herein by reference.

      (iv) Specimen  Class N Share  Certificate:  Previously
filed with  Registrant's  Post-Effective  Amendment  No. 58,
12/19/01, and incorporated herein by reference.

      (v)  Specimen  Class Y Share  Certificate:  Previously
filed with  Registrant's  Post-Effective  Amendment  No. 58,
12/19/01, and incorporated herein by reference.

(6)   Amended and  Restated  Investment  Advisory  Agreement
dated   1/1/00:    Previously   filed   with    Registrant's
Post-Effective  Amendment No. 57, 12/27/00, and incorporated herein by reference.

(7)   (i) General  Distributor's  Agreement  dated  December
10, 1992: Previously filed with Registrant's  Post-Effective
Amendment  No.  41,  7/30/93,  and  incorporated  herein  by reference.

      (ii)  Form of  Dealer  Agreement  of  OppenheimerFunds
Distributor,  Inc.:  Previously  filed  with  Post-Effective
Amendment   No.  45  to  the   Registration   Statement   of
Oppenheimer  High Yield Fund (Reg. No.  2-62076),  10/26/01,
and incorporated herein by reference.

      (iii)  Form of Broker  Agreement  of  OppenheimerFunds
Distributor,  Inc.:  Previously  filed  with  Post-Effective
Amendment   No.  45  to  the   Registration   Statement   of
Oppenheimer  High Yield Fund (Reg. No.  2-62076),  10/26/01,
and incorporated herein by reference.

      (iv)  Form of  Agency  Agreement  of  OppenheimerFunds
Distributor,  Inc.:  Previously  filed  with  Post-Effective
Amendment   No.  45  to  the   Registration   Statement   of
Oppenheimer  High Yield Fund (Reg. No.  2-62076),  10/26/01,
and incorporated herein by reference.

      (v)  Form  of   Trust   Company   Fund/SERV   Purchase
Agreement of OppenheimerFunds Distributor,  Inc.: Previously
filed   with   Post-Effective   Amendment   No.  45  to  the
Registration  Statement of Oppenheimer High Yield Fund (Reg.
No.  2-62076),   10/26/01,   and   incorporated   herein  by
reference.

      (vi)  Form  of  Trust  Company  Agency   Agreement  of
OppenheimerFunds  Distributor,  Inc.:  Previously filed with
Post-Effective   Amendment   No.  45  to  the   Registration
Statement  of   Oppenheimer   High  Yield  Fund  (Reg.   No.
2-62076), 10/26/01, and incorporated herein by reference.

(8)   Form of Deferred  Compensation Plans for Disinterested
Trustees/Directors:

      (i) Amended and Restated Retirement Plan for
Non-Interested Trustees or Directors dated 8/9/01:
Previously filed with Post-Effective Amendment No. 34 to
the Registration Statement of Oppenheimer Gold & Special
Minerals Fund (Reg. No. . 2-82590), 10/25/01, and
incorporated herein by reference.

(9)   Global  Custody   Agreement   dated  August  16,  2002
between  Registrant  and JP Morgan  Chase  Bank:  Previously
filed   with   Post-Effective   Amendment   No.   9  to  the
Registration  Statement of  Oppenheimer  International  Bond
Fund (Reg. No. 33-58383),  11/21/02, and incorporated herein by reference.

(10)  (i)  Amended  and  Restated  Distribution  and Service
Plan and  Agreement for Class A shares dated April 11, 2002:
Previously filed with Registrant's  Post-Effective Amendment
No. 60, 10/23/02, and incorporated herein by reference.
      (ii)  Amended and  Restated  Distribution  and Service
Plan and  Agreement for Class B shares dated August 5, 2002:
Previously filed with Registrant's  Post-Effective Amendment
No. 60, 10/23/02, and incorporated herein by reference.

      (iii)  Amended and Restated  Distribution  and Service
Plan and  Agreement  for Class C shares  dated  February 12,
1998:  Previously  filed  with  Registrant's  Post-Effective
Amendment  No.  53,  10/23/98,  and  incorporated  herein by reference.

      (iv)  Distribution  and Service Plan and Agreement for
Class N shares  dated  October 12,  2000:  Previously  filed
with   Registrant's   Post-Effective   Amendment   No.   60,
10/23/02, and incorporated herein by reference.

      (v) Oppenheimer  Funds  Multiple Class Plan under Rule
18f-3  updated  through  10/22/02:   Previously  filed  with
Post-Effective   Amendment   No.  22  to  the   Registration
Statement of  Oppenheimer  Global Growth & Income Fund (Reg.
No.  33-33799),   11/20/02,   and  incorporated   herein  by
reference.

(11)  Opinion and Consent of Counsel:  Filed herewith.

(12)  Tax Opinions  Relating to the  Reorganization  - Draft
      Tax   Opinions  of   Deloitte  &  Touche  LLP:   Filed
      herewith.

(13)  N/A

(14)  (i)   Consent  of   Deloitte  &  Touche   LLP:   Filed
herewith.

      (ii) Consent of KPMG LLP:  Filed herewith.

(15)  N/A.

(16)  Powers   of   Attorney   for  all   Trustees/Directors
(including  Certified Board  Resolutions):  Previously filed with  Registration  Statement  on Form  N-14 of  Oppenheimer
Multiple  Strategies  Fund (Reg. No.  333-105374),  5/19/03,
and incorporated herein by reference.

(17)  Amended   and   Restated   Code  of   Ethics   of  the
Oppenheimer  Funds  dated May 15,  2002  under Rule 17j-1 of the Investment  Company Act of 1940:  Previously  filed with
Post-Effective   Amendment   No.  29  to  the   Registration
Statement of Oppenheimer  Discovery Fund (Reg. No.  33-371),
11/21/02, and incorporated herein by reference.

Item 17.  Undertakings
----------------------

(1)   The  Registrant  agrees  to file with the SEC by post
effective  amendment to the Registration  Statement a final
tax  opinion  and   auditor's   consent   relating  to  the
Reorganization  within  a  reasonable  time  following  the
Closing  Date (as such  terms are  defined in Part A of the
Registration Statement).

                         SIGNATURES

Pursuant to the  requirements  of the Securities Act of 1933 and/or the  Investment  Company Act of 1940,  the Registrant
has duly caused this Registration  Statement to be signed on its behalf by the  undersigned,  thereunto duly  authorized, in the City of New  York  and  State of New York on the 10th
day of September 2003.

                                    OPPENHEIMER GROWTH FUND

                                    By:  /s/  John V. Murphy*
                                    -------------------------------------------
                                    John V. Murphy,
                                    President,
                                    Principal Executive
                                    Officer & Trustee

Pursuant to the requirements of the Securities Act of 1933,
this Registration Statement has been signed below by the
following persons in the capacities on the dates indicated:

Signatures                         Title
----------                         -----
Date
----

/s/ Clayton K. Yeutter*       Chairman of the             September 10, 2003
----------------------------- Board of Trustees
Clayton K. Yeutter

/s/ Donald W. Spiro*          Vice Chairman of the        September 10, 2003
----------------------------- Board and Trustee
Donald W. Spiro

/s/ John V. Murphy *          President, Principal        September 10, 2003
------------------------------Executive Officer
John V. Murphy                and Trustee

/s/ Brian W. Wixted*          Treasurer, Principal        September 10, 2003
------------------------------Financial and
Brian W. Wixted               Accounting Officer

/s/ Robert G. Galli*          Trustee                     September 10, 2003
-----------------------------
Robert G. Galli

/s/ Phillip A. Griffiths      Trustee                     September 10, 2003
----------------------------
Phillip A. Griffiths

/s/ Joel W. Motley*           Trustee                     September 10, 2003
-----------------------------
Joel W. Motley

/s/ Kenneth A. Randall*       Trustee                     September 10, 2003
-----------------------------
Kenneth A. Randall

/s/ Edward V. Regan*          Trustee                     September 10, 2003
-----------------------------
Edward V. Regan

/s/ Russell S. Reynolds, Jr.* Trustee                     September 10, 2003
------------------------------
Russell S. Reynolds, Jr.

*By: /s/ Robert G. Zack
September 10, 2003
---------------------------------
Robert G. Zack, Attorney-in-Fact

                  OPPENHEIMER GROWTH FUND

                       EXHIBIT INDEX
                 Pre-Effective Amendment #1

Exhibit No.       Description
-----------       -----------

(11)              Opinion and Consent of Counsel

(12)              Draft Tax  Opinions  of  Deloitte & Touche
                  LLP  for   Oppenheimer   Growth  Fund  and
                  Jennison   Growth   Fund,   a  Series   of
                  Oppenheimer Select Managers

(14) (i)          Consent of Deloitte & Touche LLP

(14) (ii)         Consent of KPMG LLP